UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04524

Putnam Global Income Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Global Income Trust
Class A [PGGIX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Putnam Global Income Trust returned 5.24%. The Fund compares its performance to the  Bloomberg Global Aggregate Index, which returned 5.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓
The Fund utilized interest rate futures, swaps and swaptions to manage its duration and yield curve exposure. Currency forwards and credit default swaps were used to manage the Fund’s currency exposure and credit exposures. In aggregate, these derivatives detracted from performance.

Putnam Global Income Trust	PAGE 1	38916-ATSA-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	5.24	-1.47	0.98
Class A (with sales charge)	1.03	-2.27	0.56
Bloomberg Global Aggregate Index	5.69	-1.63	1.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$213,212,007
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	674
Total Management Fee Paid	$576,307
Portfolio Turnover Rate	241%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Global Income Trust	PAGE 2	38916-ATSA-1225

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Income Trust	PAGE 3	38916-ATSA-1225

Putnam Global Income Trust
Class C [PGGLX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$169	1.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Putnam Global Income Trust returned 4.47%. The Fund compares its performance to the  Bloomberg Global Aggregate Index, which returned 5.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓
The Fund utilized interest rate futures, swaps and swaptions to manage its duration and yield curve exposure. Currency forwards and credit default swaps were used to manage the Fund’s currency exposure and credit exposures. In aggregate, these derivatives detracted from performance.

Putnam Global Income Trust	PAGE 1	38916-ATSC-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	4.47	-2.21	0.37
Class C (with sales charge)	3.47	-2.21	0.37
Bloomberg Global Aggregate Index	5.69	-1.63	1.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$213,212,007
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	674
Total Management Fee Paid	$576,307
Portfolio Turnover Rate	241%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Global Income Trust	PAGE 2	38916-ATSC-1225

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Income Trust	PAGE 3	38916-ATSC-1225

Putnam Global Income Trust
Class R [PGBRX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$118	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Putnam Global Income Trust returned 4.98%. The Fund compares its performance to the  Bloomberg Global Aggregate Index, which returned 5.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓
The Fund utilized interest rate futures, swaps and swaptions to manage its duration and yield curve exposure. Currency forwards and credit default swaps were used to manage the Fund’s currency exposure and credit exposures. In aggregate, these derivatives detracted from performance.

Putnam Global Income Trust	PAGE 1	38916-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	4.98	-1.71	0.73
Bloomberg Global Aggregate Index	5.69	-1.63	1.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$213,212,007
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	674
Total Management Fee Paid	$576,307
Portfolio Turnover Rate	241%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Global Income Trust	PAGE 2	38916-ATSR-1225

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Income Trust	PAGE 3	38916-ATSR-1225

Putnam Global Income Trust
Class R5 [PGGDX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$57	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R5 shares of Putnam Global Income Trust returned 5.63%. The Fund compares its performance to the  Bloomberg Global Aggregate Index, which returned 5.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓
The Fund utilized interest rate futures, swaps and swaptions to manage its duration and yield curve exposure. Currency forwards and credit default swaps were used to manage the Fund’s currency exposure and credit exposures. In aggregate, these derivatives detracted from performance.

Putnam Global Income Trust	PAGE 1	38916-ATSR5-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R5	5.63	-1.11	1.32
Bloomberg Global Aggregate Index	5.69	-1.63	1.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$213,212,007
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	674
Total Management Fee Paid	$576,307
Portfolio Turnover Rate	241%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Global Income Trust	PAGE 2	38916-ATSR5-1225

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Income Trust	PAGE 3	38916-ATSR5-1225

Putnam Global Income Trust
Class R6 [PGGEX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$49	0.48%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Putnam Global Income Trust returned 5.61%. The Fund compares its performance to the  Bloomberg Global Aggregate Index, which returned 5.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓
The Fund utilized interest rate futures, swaps and swaptions to manage its duration and yield curve exposure. Currency forwards and credit default swaps were used to manage the Fund’s currency exposure and credit exposures. In aggregate, these derivatives detracted from performance.

Putnam Global Income Trust	PAGE 1	38916-ATSR6-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.61	-1.05	1.40
Bloomberg Global Aggregate Index	5.69	-1.63	1.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$213,212,007
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	674
Total Management Fee Paid	$576,307
Portfolio Turnover Rate	241%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Global Income Trust	PAGE 2	38916-ATSR6-1225

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Income Trust	PAGE 3	38916-ATSR6-1225

Putnam Global Income Trust
Class Y [PGGYX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$67	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class Y shares of Putnam Global Income Trust returned 5.52%. The Fund compares its performance to the  Bloomberg Global Aggregate Index, which returned 5.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓
The Fund utilized interest rate futures, swaps and swaptions to manage its duration and yield curve exposure. Currency forwards and credit default swaps were used to manage the Fund’s currency exposure and credit exposures. In aggregate, these derivatives detracted from performance.

Putnam Global Income Trust	PAGE 1	38916-ATSY-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class Y	5.52	-1.21	1.23
Bloomberg Global Aggregate Index	5.69	-1.63	1.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$213,212,007
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	674
Total Management Fee Paid	$576,307
Portfolio Turnover Rate	241%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Global Income Trust	PAGE 2	38916-ATSY-1225

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Income Trust	PAGE 3	38916-ATSY-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2024 and October 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $142,876 in October 31, 2024 and $115,710 in October 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in October 31, 2024 and $0 in October 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $13,308 in October 31, 2024 and $22,180 in October 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in October 31, 2024 and $0 in October 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $872,036 in October 31, 2024 and $1,820,011 in October 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Global Income Trust
Financial Statements and Other Important Information
Annual | October 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 38
Notes to Financial Statements 43
Report of Independent Registered Public Accounting Firm 60
Tax Information 61
Changes In and Disagreements with Accountants 62
Results of Meeting(s) of Shareholders 62
Remuneration Paid to Directors, Officers and Others 62
Board Approval of Management and Subadvisory Agreements 62

Putnam Global Income Trust
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.10 $9.41 $9.47 $11.95 $12.45
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.37 0.33 0.26 0.24
Net realized and unrealized gains (losses) ........... 0.15 0.60 (0.19) (2.54) (0.54)
Total from investment operations .................... 0.51 0.97 0.14 (2.28) (0.30)
Less distributions from:
Net investment income .......................... (0.51) (0.28) (0.19) (0.06) (0.20)
Tax return of capital ............................ — — (0.01) (0.14) —
Total distributions ............................... (0.51) (0.28) (0.20) (0.20) (0.20)
Net asset value, end of year ....................... $10.10 $10.10 $9.41 $9.47 $11.95
Total return
c
................................... 5.24% 10.35% 1.45% (19.23)% (2.43)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.16% 1.24% 1.35% 1.26% 1.18%
Expenses net of waiver and payments by affiliates
d
...... 0.90% 0.93% 0.93% 0.91% 0.88%
Net investment income ........................... 3.60% 3.69% 3.38% 2.38% 1.91%
Supplemental data
Net assets , end of year (000’s) ..................... $68,939 $75,726 $77,720 $78,619 $110,713
Portfolio turnover rate ............................ 241% 693% 925% 989% 838%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.05 $9.37 $9.43 $11.89 $12.39
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.29 0.25 0.17 0.14
Net realized and unrealized gains (losses) ........... 0.16 0.59 (0.18) (2.50) (0.53)
Total from investment operations .................... 0.44 0.88 0.07 (2.33) (0.39)
Less distributions from:
Net investment income .......................... (0.44) (0.20) (0.12) (0.04) (0.11)
Tax return of capital ............................ — — (0.01) (0.09) —
Total distributions ............................... (0.44) (0.20) (0.13) (0.13) (0.11)
Net asset value, end of year ....................... $10.05 $10.05 $9.37 $9.43 $11.89
Total return
c
................................... 4.47% 9.47% 0.69% (19.77)% (3.19)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.91% 1.99% 2.10% 2.01% 1.93%
Expenses net of waiver and payments by affiliates
d
...... 1.65% 1.68% 1.68% 1.66% 1.63%
Net investment income ........................... 2.85% 2.94% 2.54% 1.55% 1.14%
Supplemental data
Net assets , end of year (000’s) ..................... $1,525 $1,936 $1,552 $2,143 $3,833
Portfolio turnover rate ............................ 241% 693% 925% 989% 838%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Income Trust
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.10 $9.41 $9.47 $11.94 $12.45
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.34 0.31 0.24 0.21
Net realized and unrealized gains (losses) ........... 0.15 0.61 (0.19) (2.54) (0.55)
Total from investment operations .................... 0.49 0.95 0.12 (2.30) (0.34)
Less distributions from:
Net investment income .......................... (0.49) (0.26) (0.17) (0.05) (0.17)
Tax return of capital ............................ — — (0.01) (0.12) —
Total distributions ............................... (0.49) (0.26) (0.18) (0.17) (0.17)
Net asset value, end of year ....................... $10.10 $10.10 $9.41 $9.47 $11.94
Total return .................................... 4.98% 10.09% 1.20% (19.35)% (2.76)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.41% 1.49% 1.60% 1.51% 1.43%
Expenses net of waiver and payments by affiliates
c
...... 1.15% 1.18% 1.18% 1.16% 1.13%
Net investment income ........................... 3.35% 3.44% 3.16% 2.18% 1.69%
Supplemental data
Net assets , end of year (000’s) ..................... $1,053 $1,221 $1,243 $1,460 $1,963
Portfolio turnover rate ............................ 241% 693% 925% 989% 838%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.10 $9.41 $9.47 $11.94 $12.44
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.41 0.37 0.30 0.28
Net realized and unrealized gains (losses) ........... 0.15 0.60 (0.19) (2.53) (0.54)
Total from investment operations .................... 0.55 1.01 0.18 (2.23) (0.26)
Less distributions from:
Net investment income .......................... (0.55) (0.32) (0.23) (0.07) (0.24)
Tax return of capital ............................ — — (0.01) (0.17) —
Total distributions ............................... (0.55) (0.32) (0.24) (0.24) (0.24)
Net asset value, end of year ....................... $10.10 $10.10 $9.41 $9.47 $11.94
Total return .................................... 5.63% 10.75% 1.82% (18.88)% (2.12)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.81% 0.86% 0.97% 0.90% 0.85%
Expenses net of waiver and payments by affiliates
c
...... 0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income ........................... 3.96% 4.06% 3.82% 2.76% 2.25%
Supplemental data
Net assets , end of year (000’s) ..................... $55 $51 $58 $32 $44
Portfolio turnover rate ............................ 241% 693% 925% 989% 838%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Income Trust
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.10 $9.41 $9.47 $11.95 $12.45
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.41 0.38 0.31 0.29
Net realized and unrealized gains (losses) ........... 0.15 0.61 (0.19) (2.53) (0.54)
Total from investment operations .................... 0.55 1.02 0.19 (2.22) (0.25)
Less distributions from:
Net investment income .......................... (0.56) (0.33) (0.24) (0.08) (0.25)
Tax return of capital ............................ — — (0.01) (0.18) —
Total distributions ............................... (0.56) (0.33) (0.25) (0.26) (0.25)
Net asset value, end of year ....................... $10.09 $10.10 $9.41 $9.47 $11.95
Total return .................................... 5.61% 10.88% 1.93% (18.88)% (2.05)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.73% 0.79% 0.90% 0.83% 0.78%
Expenses net of waiver and payments by affiliates
c
...... 0.48% 0.48% 0.48% 0.48% 0.48%
Net investment income ........................... 4.03% 4.14% 3.84% 2.80% 2.31%
Supplemental data
Net assets , end of year (000’s) ..................... $14,496 $17,012 $22,287 $20,822 $30,989
Portfolio turnover rate ............................ 241% 693% 925% 989% 838%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.10 $9.41 $9.47 $11.94 $12.44
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.40 0.36 0.28 0.27
Net realized and unrealized gains (losses) ........... 0.15 0.59 (0.19) (2.52) (0.53)
Total from investment operations .................... 0.54 0.99 0.17 (2.24) (0.26)
Less distributions from:
Net investment income .......................... (0.54) (0.30) (0.22) (0.07) (0.24)
Tax return of capital ............................ — — (0.01) (0.16) —
Total distributions ............................... (0.54) (0.30) (0.23) (0.23) (0.24)
Net asset value, end of year ....................... $10.10 $10.10 $9.41 $9.47 $11.94
Total return .................................... 5.52% 10.62% 1.70% (18.98)% (2.19)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.91% 0.99% 1.10% 1.01% 0.93%
Expenses net of waiver and payments by affiliates
c
...... 0.65% 0.68% 0.68% 0.66% 0.63%
Net investment income ........................... 3.85% 3.93% 3.64% 2.59% 2.17%
Supplemental data
Net assets , end of year (000’s) ..................... $127,144 $119,721 $56,728 $44,507 $88,836
Portfolio turnover rate ............................ 241% 693% 925% 989% 838%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Income Trust
Schedule of Investments, October 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.6%
Capital Markets 2.6%
a
Franklin Ultra Short Bond ETF .......................... United States 217,238 $ 5,448,329
Total Management Investment Companies (Cost $ 5,401,724 ) ...................
5,448,329
Principal
Amount
*
Corporate Bonds 34.6%
Aerospace & Defense 1.2%
b
BAE Systems plc , Senior Bond , 144A, 5.3% , 3/26/34 ......... United Kingdom 685,000 711,076
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 24,000 22,669
Senior Bond , 6.125% , 2/15/33 ........................ United States 36,000 38,809
Senior Bond , 3.6% , 5/01/34 .......................... United States 97,000 88,037
Senior Bond , 3.25% , 2/01/35 ......................... United States 45,000 39,246
Senior Bond , 3.5% , 3/01/39 .......................... United States 85,000 69,390
Senior Bond , 6.875% , 3/15/39 ........................ United States 110,000 125,090
Senior Bond , 3.375% , 6/15/46 ........................ United States 62,000 44,413
Senior Bond , 3.9% , 5/01/49 .......................... United States 188,000 142,574
Senior Bond , 6.858% , 5/01/54 ........................ United States 139,000 158,379
Senior Bond , 3.95% , 8/01/59 ......................... United States 165,000 119,023
Senior Note , 2.196% , 2/04/26 ........................ United States 387,000 384,948
Senior Note , 2.7% , 2/01/27 .......................... United States 152,000 149,178
Senior Note , 6.259% , 5/01/27 ........................ United States 3,000 3,084
Senior Note , 6.298% , 5/01/29 ........................ United States 5,000 5,306
Howmet Aerospace, Inc. ,
Senior Bond , 5.95% , 2/01/37 ......................... United States 287,000 312,621
Senior Note , 3% , 1/15/29 ........................... United States 174,000 168,190
2,582,033
Automobiles 0.4%
b
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 50,000 53,459
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 200,000 212,230
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 497,000 510,773
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 85,000 87,654
864,116
Banks 5.3%
Banco Santander SA ,
Senior Non-Preferred Bond , 4.379% , 4/12/28 ............ Spain 200,000 200,575
Sub. Bond , 5.179% , 11/19/25 ........................ Spain 400,000 400,087
Bank of America Corp. ,
Senior Bond , 5.511% to 1/23/35, FRN thereafter , 1/24/36 ... United States 98,000 102,640
Senior Note , 4.948% to 7/21/27, FRN thereafter , 7/22/28 .... United States 368,000 373,007
Senior Note , 5.162% to 1/23/30, FRN thereafter , 1/24/31 .... United States 97,000 100,178
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 210,000 214,799
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 597,000 560,355
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 340,000 355,705
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 250,000 257,921
b
BNP Paribas SA , Sub. Bond , 144A, 4.375% , 5/12/26 ......... France 400,000 399,508
b
BPCE SA , Senior Non-Preferred Bond , 144A, 3.5% , 10/23/27 .. France 250,000 246,052
b
CaixaBank SA ,
Senior Non-Preferred Note , 144A, 4.634% to 7/02/28, FRN
thereafter , 7/03/29 ................................. Spain 295,000 297,176

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
CaixaBank SA, (continued)
Senior Non-Preferred Note , 144A, 5.673% to 3/14/29, FRN
thereafter , 3/15/30 ................................. Spain 200,000 $ 207,966
Citigroup, Inc. ,
c
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 416,000 429,081
Senior Note , 4.503% to 9/10/30, FRN thereafter , 9/11/31 .... United States 485,000 485,694
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 60,000 63,739
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 400,000 423,564
b
Credit Agricole SA , Sub. Bond , 144A, 4% to 1/09/28, FRN
thereafter , 1/10/33 ................................. France 400,000 393,746
Fifth Third Bancorp , Senior Note , 4.895% to 9/05/29, FRN
thereafter , 9/06/30 ................................. United States 225,000 228,222
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 276,000 285,912
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 275,000 279,183
b
Intesa Sanpaolo SpA , Sub. Bond , 144A, 4.198% to 5/31/31, FRN
thereafter , 6/01/32 ................................. Italy 251,000 238,023
JPMorgan Chase & Co. ,
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 ... United States 133,000 139,620
Senior Note , 1.04% to 2/03/26, FRN thereafter , 2/04/27 ..... United States 990,000 982,014
Senior Note , 6.07% to 10/21/26, FRN thereafter , 10/22/27 ... United States 1,080,000 1,099,426
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 337,000 348,279
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 121,000 128,552
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 95,000 98,563
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 535,000 552,122
NatWest Group plc , Senior Note , 1.642% to 6/13/26, FRN
thereafter , 6/14/27 ................................. United Kingdom 301,000 296,240
PNC Financial Services Group, Inc. (The) , Senior Bond , 5.373%
to 7/20/35, FRN thereafter , 7/21/36 ..................... United States 65,000 66,797
d
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 250,000 250,922
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 180,000 188,726
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 294,000 254,165
Wells Fargo & Co. ,
c
BB , Junior Sub. Bond , 3.9% to 3/14/26, FRN thereafter ,
Perpetual ....................................... United States 120,000 119,286
Senior Note , 5.574% to 7/24/28, FRN thereafter , 7/25/29 .... United States 220,000 227,734
Sub. Bond , 4.3% , 7/22/27 ........................... United States 200,000 200,583
11,496,162
Biotechnology 0.1%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................
United States 63,000 64,833
Amgen, Inc. ,
Senior Bond , 5.65% , 3/02/53 ......................... United States 93,000 92,877
Senior Note , 5.25% , 3/02/30 ......................... United States 185,000 192,050
349,760
Building Products 0.0%
†
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 95,000 96,699

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 2.4%
Ares Capital Corp. , Senior Note , 3.875% , 1/15/26 ...........
United States 472,000 $ 471,552
Bank of New York Mellon (The) , Senior Note , 4.729% to 4/19/28,
FRN thereafter , 4/20/29 ............................. United States 615,000 625,078
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 169,000 165,882
Goldman Sachs Group, Inc. (The) ,
c
U , Junior Sub. Bond , 3.65% to 8/09/26, FRN thereafter ,
Perpetual ....................................... United States 57,000 56,075
Sub. Bond , 5.95% , 1/15/27 .......................... United States 172,000 175,844
Intercontinental Exchange, Inc. , Senior Note , 4.35% , 6/15/29 ...
United States 200,000 201,786
Jefferies Financial Group, Inc. ,
Senior Note , 4.5% , 9/15/26 .......................... United States 300,000 301,407
Senior Note , 6.2% , 4/14/34 .......................... United States 117,000 122,828
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 128,000 136,559
Senior Note , 5.2% , 3/15/30 .......................... United States 218,000 222,799
Morgan Stanley ,
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 733,000 748,271
Senior Note , 4.994% to 4/11/28, FRN thereafter , 4/12/29 .... United States 267,000 272,008
Senior Note , 5.23% to 1/14/30, FRN thereafter , 1/15/31 ..... United States 285,000 294,305
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 30,000 31,477
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 451,000 429,265
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 30,000 31,497
b
UBS Group AG ,
Senior Note , 144A, 1.305% to 2/01/26, FRN thereafter , 2/02/27 Switzerland 379,000 376,157
Senior Note , 144A, 5.428% to 2/07/29, FRN thereafter , 2/08/30 Switzerland 420,000 434,679
5,097,469
Chemicals 0.3%
Celanese US Holdings LLC , Senior Note , 6.665% , 7/15/27 ....
United States 124,000 127,369
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 315,000 306,006
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 250,000 231,202
664,577
Commercial Services & Supplies 0.5%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 378,000 391,444
Waste Connections, Inc. , Senior Bond , 5% , 3/01/34 ..........
United States 463,000 473,743
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 147,000 150,818
1,016,005
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 52,000 47,085
Senior Note , 4.85% , 8/15/30 ......................... United States 59,000 60,195
Senior Note , 5.2% , 8/15/32 .......................... United States 200,000 205,937
313,217
Consumer Finance 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 660,000 609,296
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 162,000 184,500
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 311,000 314,917

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
b
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 270,000 $ 280,074
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 295,000 296,507
Capital One Financial Corp. ,
Senior Note , 1.878% to 11/01/26, FRN thereafter , 11/02/27 .. United States 104,000 101,550
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 165,000 163,834
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 200,000 202,300
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 105,000 106,326
Senior Note , 4.2% , 10/27/28 ......................... United States 70,000 69,843
Senior Note , 5.8% , 1/07/29 .......................... United States 175,000 182,355
Senior Note , 4.9% , 10/06/29 ......................... United States 66,000 66,977
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 5.15% , 3/17/30 .................... United Kingdom 159,000 160,958
Senior Note , 144A, 6.5% , 3/26/31 ..................... United Kingdom 180,000 192,187
2,931,624
Consumer Staples Distribution & Retail 0.3%
b
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 54,000 47,039
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 483,000 452,885
b
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 3.55% ,
7/26/27 ......................................... Canada 256,000 253,929
753,853
Containers & Packaging 0.2%
Berry Global, Inc. ,
Senior Secured Note , 1.65% , 1/15/27 .................. United States 292,000 282,679
Senior Secured Note , 5.5% , 4/15/28 ................... United States 25,000 25,721
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 155,000 176,774
485,174
Diversified REITs 0.6%
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 6.75% ,
12/01/33 ........................................ United States 193,000 209,524
VICI Properties LP ,
Senior Bond , 5.75% , 4/01/34 ......................... United States 257,000 265,887
Senior Note , 4.75% , 2/15/28 ......................... United States 165,000 166,472
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 3.75% , 2/15/27 .................... United States 62,000 61,411
Senior Note , 144A, 3.875% , 2/15/29 ................... United States 510,000 498,510
1,201,804
Diversified Telecommunication Services 0.2%
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 9,000 7,647
Senior Note , 4.1% , 2/15/28 .......................... United States 95,000 94,847
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 217,000 233,184
335,678
Electric Utilities 3.0%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 285,000 285,777

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
American Electric Power Co., Inc., (continued)
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 95,000 $ 96,285
Senior Bond , 5.625% , 3/01/33 ........................ United States 98,000 103,357
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 100,000 103,331
Duke Energy Corp. ,
Senior Bond , 3.15% , 8/15/27 ......................... United States 368,000 362,334
Senior Bond , 5.45% , 6/15/34 ......................... United States 89,000 92,861
Senior Bond , 5.8% , 6/15/54 .......................... United States 63,000 63,724
Senior Note , 4.85% , 1/05/29 ......................... United States 26,000 26,499
b
Enel Finance International NV ,
Senior Bond , 144A, 7.5% , 10/14/32 .................... Italy 410,000 473,184
Senior Note , 144A, 4.375% , 9/30/30 ................... Italy 235,000 233,603
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 49,000 50,272
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................ United States 126,000 132,072
Senior Note , 5.15% , 3/15/29 ......................... United States 383,000 394,040
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 155,000 156,070
Georgia Power Co. ,
Senior Bond , 4.95% , 5/17/33 ......................... United States 121,000 123,589
Senior Bond , 5.25% , 3/15/34 ......................... United States 275,000 284,041
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 315,000 308,457
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 3.55% , 5/01/27 ......................... United States 368,000 365,295
Senior Bond , 5.9% , 3/15/55 .......................... United States 40,000 41,416
Senior Note , 5.3% , 3/15/32 .......................... United States 130,000 135,670
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 180,000 184,743
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................... United States 117,000 122,522
Senior Bond , 4.95% , 7/01/50 ......................... United States 90,000 77,541
Senior Bond , 6.75% , 1/15/53 ......................... United States 170,000 183,899
Senior Note , 5.55% , 5/15/29 ......................... United States 324,000 333,694
Southern Co. (The) ,
Senior Bond , 5.7% , 3/15/34 .......................... United States 167,000 176,378
Senior Note , 5.5% , 3/15/29 .......................... United States 26,000 27,043
Virginia Electric and Power Co. ,
Senior Bond , 5.05% , 8/15/34 ......................... United States 100,000 101,539
C , Senior Bond , 4.9% , 9/15/35 ....................... United States 230,000 229,431
b
Vistra Operations Co. LLC ,
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 184,000 182,264
Senior Secured Bond , 144A, 6% , 4/15/34 ............... United States 368,000 386,333
Senior Secured Note , 144A, 3.7% , 1/30/27 .............. United States 224,000 222,312
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 190,000 197,247
6,256,823
Electrical Equipment 0.2%
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 475,000 468,404
Electronic Equipment, Instruments & Components 0.1%
e
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ............... United States 240,000 237,396
Entertainment 0.3%
b
Netflix, Inc. ,
Senior Bond , Reg S, 3.875% , 11/15/29 ................. United States 435,000 EUR 523,733

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
b
Netflix, Inc., (continued)
Senior Bond , 144A, 5.375% , 11/15/29 .................. United States 20,000 $ 20,888
544,621
Financial Services 0.3%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 149,000 146,978
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 380,000 392,770
539,748
Food Products 1.4%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3% , 2/02/29 ........................... United States 192,000 184,134
Senior Note , 6.75% , 3/15/34 ......................... United States 214,000 236,230
b
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods
Group, Inc. , Senior Bond , 144A, 5.95% , 4/20/35 ........... United States 45,000 47,141
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 32,000 28,292
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 47,000 54,120
Kraft Heinz Foods Co. ,
Senior Bond , 6.875% , 1/26/39 ........................ United States 65,000 72,518
Senior Bond , 4.625% , 10/01/39 ....................... United States 65,000 59,208
b
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 125,000 127,483
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 240,000 244,374
Senior Bond , 144A, 5.8% , 5/01/65 ..................... United States 65,000 66,919
Senior Note , 144A, 4.6% , 3/01/28 ..................... United States 575,000 581,853
Senior Note , 144A, 4.8% , 3/01/30 ..................... United States 1,050,000 1,072,844
Senior Note , 144A, 4.65% , 4/20/31 .................... United States 25,000 25,495
Senior Note , 144A, 5% , 3/01/32 ...................... United States 105,000 107,937
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 135,000 138,613
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 85,000 77,973
3,125,134
Ground Transportation 0.6%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 4.375% , 8/15/27 .... United Kingdom 435,000 434,494
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond , 144A, 3.4% , 11/15/26 .................... United States 93,000 92,220
Senior Note , 144A, 4.4% , 7/01/27 ..................... United States 395,000 396,027
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 485,000 498,647
1,421,388
Health Care Equipment & Supplies 0.1%
GE HealthCare Technologies, Inc. , Senior Note , 5.65% , 11/15/27
United States 190,000 195,693
Health Care Providers & Services 0.8%
CVS Health Corp. ,
Senior Bond , 4.78% , 3/25/38 ......................... United States 127,000 119,392
Senior Note , 5% , 9/15/32 ........................... United States 328,000 333,299
HCA, Inc. ,
Senior Bond , 5.875% , 2/15/26 ........................ United States 150,000 150,181
Senior Bond , 5.6% , 4/01/34 .......................... United States 200,000 208,287
Senior Bond , 6% , 4/01/54 ........................... United States 263,000 266,791
Senior Note , 3.625% , 3/15/32 ........................ United States 59,000 55,546

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
HCA, Inc., (continued)
Senior Note , 4.6% , 11/15/32 ......................... United States 115,000 $ 114,320
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 180,000 185,709
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 215,000 219,554
1,653,079
Hotels, Restaurants & Leisure 0.9%
b
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 295,000 298,831
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 298,000 307,134
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 220,000 226,277
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 687,000 676,256
Hyatt Hotels Corp. ,
Senior Note , 5.25% , 6/30/29 ......................... United States 185,000 190,328
Senior Note , 5.375% , 12/15/31 ....................... United States 120,000 122,961
Royal Caribbean Cruises Ltd. , Senior Bond , 5.375% , 1/15/36 ..
United States 155,000 156,131
1,977,918
Household Durables 0.6%
DR Horton, Inc. ,
Senior Bond , 5% , 10/15/34 .......................... United States 276,000 279,298
Senior Bond , 5.5% , 10/15/35 ......................... United States 540,000 561,035
Toll Brothers Finance Corp. ,
Senior Bond , 4.35% , 2/15/28 ......................... United States 111,000 111,362
Senior Bond , 3.8% , 11/01/29 ......................... United States 425,000 416,863
1,368,558
Independent Power and Renewable Electricity Producers 0.6%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 208,836
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 240,000 256,410
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................ United States 99,000 107,767
Senior Bond , 6.5% , 10/01/53 ......................... United States 240,000 265,845
Senior Bond , 5.75% , 3/15/54 ......................... United States 184,000 186,903
Senior Note , 5.6% , 3/01/28 .......................... United States 342,000 353,558
Southern Power Co. ,
B , Senior Bond , 4.9% , 10/01/35 ....................... United States 65,000 64,354
A , Senior Note , 4.25% , 10/01/30 ...................... United States 35,000 34,813
1,478,486
Insurance 1.6%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 125,000 127,674
b
Athene Global Funding ,
Secured Note , 144A, 1.985% , 8/19/28 .................. United States 385,000 360,267
Secured Note , 144A, 5.526% , 7/11/31 .................. United States 320,000 329,398
Secured Note , 144A, 5.322% , 11/13/31 ................. United States 222,000 226,808
Athene Holding Ltd. ,
Senior Bond , 5.875% , 1/15/34 ........................ United States 119,000 123,616
Senior Bond , 6.25% , 4/01/54 ......................... United States 108,000 107,680
Brown & Brown, Inc. ,
Senior Bond , 5.55% , 6/23/35 ......................... United States 118,000 121,527
Senior Note , 4.9% , 6/23/30 .......................... United States 246,000 249,487

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Brown & Brown, Inc., (continued)
Senior Note , 5.25% , 6/23/32 ......................... United States 89,000 $ 91,284
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 162,000 163,201
b
CNO Global Funding , Secured Note , 144A, 4.95% , 9/09/29 .... United States 54,000 55,007
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 387,000 261,161
b
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 110,000 123,800
b
Nippon Life Insurance Co. , Sub. Bond , 144A, 6.5% to 4/29/35,
FRN thereafter , 4/30/55 ............................. Japan 385,000 417,543
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 305,000 316,224
b
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 6.85% , 12/16/39 .............................. United States 92,000 106,132
3,180,809
Interactive Media & Services 0.6%
Meta Platforms, Inc. ,
Senior Bond , 5.75% , 5/15/63 ......................... United States 710,000 708,397
Senior Bond , 5.55% , 8/15/64 ......................... United States 140,000 135,677
Senior Note , 3.5% , 8/15/27 .......................... United States 175,000 174,110
Senior Note , 4.6% , 11/15/32 ......................... United States 180,000 180,958
1,199,142
Leisure Products 0.2%
Brunswick Corp. ,
Senior Bond , 2.4% , 8/18/31 .......................... United States 297,000 258,511
Senior Bond , 5.1% , 4/01/52 .......................... United States 261,000 210,787
469,298
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 150,000 150,430
Media 0.7%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured
Bond , 5.85% , 12/01/35 .............................. United States 125,000 124,709
Comcast Corp. , Senior Bond , 2.35% , 1/15/27 ..............
United States 368,000 361,349
Paramount Global ,
Senior Bond , 4.2% , 6/01/29 .......................... United States 150,000 146,950
Senior Bond , 4.95% , 1/15/31 ......................... United States 110,000 107,897
Senior Bond , 4.375% , 3/15/43 ........................ United States 108,000 81,840
Senior Note , 3.7% , 6/01/28 .......................... United States 59,000 57,866
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 448,000 519,802
1,400,413
Metals & Mining 0.4%
b
Glencore Finance Canada Ltd. , Senior Bond , 144A, 6% , 11/15/41 Australia 115,000 120,090
b
Glencore Funding LLC ,
Senior Bond , 144A, 5.634% , 4/04/34 ................... Australia 396,000 413,137
Senior Note , 144A, 6.375% , 10/06/30 .................. Australia 247,000 266,501
799,728

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities 0.3%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 198,000 $ 203,004
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 140,000 141,657
DTE Energy Co. , Senior Note , 4.95% , 7/01/27 ..............
United States 155,000 156,918
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 100,000 100,650
602,229
Oil, Gas & Consumable Fuels 2.7%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 190,000 176,141
Canadian Natural Resources Ltd. ,
Senior Bond , 7.2% , 1/15/32 .......................... Canada 238,000 267,801
b
Senior Note , 144A, 5% , 12/15/29 ..................... Canada 104,000 106,265
Cheniere Energy Partners LP ,
Senior Bond , 3.25% , 1/31/32 ......................... United States 137,000 125,228
Senior Note , 4.5% , 10/01/29 ......................... United States 242,000 242,141
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 95,000 100,595
b
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 310,000 320,928
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................... United States 137,000 144,584
Senior Bond , 5.65% , 10/15/54 ........................ United States 53,000 52,200
Energy Transfer LP ,
c
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 330,000 329,963
Senior Note , 5.25% , 7/01/29 ......................... United States 203,000 208,941
Senior Note , 5.2% , 4/01/30 .......................... United States 120,000 123,787
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 260,000 267,450
Kinder Morgan Energy Partners LP , Senior Bond , 5.4% , 9/01/44
United States 198,000 190,237
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 139,000 142,161
Occidental Petroleum Corp. ,
Senior Note , 8.5% , 7/15/27 .......................... United States 286,000 301,399
Senior Note , 5.2% , 8/01/29 .......................... United States 140,000 143,047
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 265,000 265,138
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 230,000 235,046
b
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 200,000 170,250
South Bow USA Infrastructure Holdings LLC ,
Senior Note , 5.026% , 10/01/29 ....................... Canada 505,000 510,414
Senior Note , 5.584% , 10/01/34 ....................... Canada 130,000 130,546
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 84,000 84,219
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 545,000 556,400
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 126,000 128,571
Senior Note , 4.9% , 8/01/30 .......................... United States 128,000 129,213
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 175,000 181,688
5,634,353
Paper & Forest Products 0.1%
b
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...... United States 280,000 287,198

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 345,000 $ 344,161
Personal Care Products 0.5%
Haleon US Capital LLC ,
Senior Note , 3.375% , 3/24/27 ........................ United States 250,000 247,858
Senior Note , 3.375% , 3/24/29 ........................ United States 310,000 302,082
Kenvue, Inc. , Senior Note , 4.85% , 5/22/32 .................
United States 460,000 466,187
1,016,127
Pharmaceuticals 0.6%
Bristol-Myers Squibb Co. , Senior Note , 4.9% , 2/22/29 ........
United States 52,000 53,374
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 5.3% , 5/19/53 .......................... United States 124,000 120,030
Senior Note , 4.45% , 5/19/28 ......................... United States 102,000 103,081
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 190,000 204,013
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................... United States 191,000 195,343
Senior Bond , 5.2% , 9/25/35 .......................... United States 130,000 130,288
Senior Note , 5.15% , 9/02/29 ......................... United States 154,000 157,989
Zoetis, Inc. , Senior Bond , 5% , 8/17/35 ....................
United States 520,000 525,548
1,489,666
Professional Services 0.2%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 492,000 506,026
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc. ,
b
Senior Bond , 144A, 4.926% , 5/15/37 ................... United States 364,000 362,629
Senior Note , 3.459% , 9/15/26 ........................ United States 600,000 597,481
b
Foundry JV Holdco LLC ,
Senior Secured Note , 144A, 6.15% , 1/25/32 ............. United States 355,000 378,767
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 200,000 210,703
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 380,000 367,211
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 75,000 75,930
1,992,721
Software 0.4%
Oracle Corp. ,
Senior Bond , 2.875% , 3/25/31 ........................ United States 85,000 77,504
Senior Bond , 3.65% , 3/25/41 ......................... United States 154,000 119,664
Senior Bond , 4% , 11/15/47 .......................... United States 54,000 40,353
Senior Note , 4.45% , 9/26/30 ......................... United States 130,000 128,957
Senior Note , 4.8% , 9/26/32 .......................... United States 170,000 168,299
Synopsys, Inc. ,
Senior Bond , 5.15% , 4/01/35 ......................... United States 250,000 254,059
Senior Bond , 5.7% , 4/01/55 .......................... United States 20,000 20,221
809,057
Specialized REITs 0.6%
American Tower Corp. ,
Senior Bond , 3.55% , 7/15/27 ......................... United States 446,000 441,659
Senior Bond , 3.8% , 8/15/29 .......................... United States 200,000 196,405
Senior Bond , 2.9% , 1/15/30 .......................... United States 217,000 204,938

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................... United States 172,000 $ 170,277
Senior Bond , 3.8% , 2/15/28 .......................... United States 100,000 98,956
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 58,000 58,020
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 168,000 161,249
1,331,504
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 185,000 169,916
Senior Bond , 4.1% , 1/15/52 .......................... United States 200,000 149,353
319,269
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co. ,
Senior Note , 4.55% , 10/15/29 ........................ United States 139,000 139,834
Senior Note , 4.85% , 10/15/31 ........................ United States 162,000 163,730
303,564
Textiles, Apparel & Luxury Goods 0.2%
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 19,000 19,360
Tapestry, Inc. ,
Senior Bond , 3.05% , 3/15/32 ......................... United States 57,000 51,543
Senior Bond , 5.5% , 3/11/35 .......................... United States 170,000 173,210
Senior Note , 5.1% , 3/11/30 .......................... United States 140,000 143,459
387,572
Tobacco 0.7%
BAT Capital Corp. , Senior Note , 4.625% , 3/22/33 ...........
United Kingdom 245,000 242,118
Philip Morris International, Inc. ,
Senior Note , 4.875% , 2/13/29 ........................ United States 535,000 546,375
Senior Note , 5.125% , 2/15/30 ........................ United States 626,000 646,405
1,434,898
Trading Companies & Distributors 0.5%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 139,000 142,907
b
Aviation Capital Group LLC ,
Senior Note , 144A, 6.25% , 4/15/28 .................... United States 270,000 280,985
Senior Note , 144A, 5.375% , 7/15/29 ................... United States 260,000 266,166
Senior Note , 144A, 5.125% , 4/10/30 ................... United States 275,000 279,264
969,322
Wireless Telecommunication Services 0.8%
Rogers Communications, Inc. ,
Senior Note , 5% , 2/15/29 ........................... Canada 306,000 311,663
Senior Note , 3.8% , 3/15/32 .......................... Canada 144,000 135,770
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 160,000 171,326
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 320,000 334,993
T-Mobile USA, Inc. ,
Senior Bond , 5.05% , 7/15/33 ......................... United States 11,000 11,190
Senior Note , 3.75% , 4/15/27 ......................... United States 329,000 327,224
Senior Note , 2.05% , 2/15/28 ......................... United States 240,000 229,288
Senior Note , 3.375% , 4/15/29 ........................ United States 198,000 192,496
Senior Note , 3.875% , 4/15/30 ........................ United States 11,000 10,778

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Note , 6.7% , 12/15/33 ......................... United States 25,000 $ 27,974
1,752,702
Total Corporate Bonds (Cost $ 72,860,013 ) ....................................
73,835,608
Foreign Government and Agency Securities 31.9%
b
Australia Government Bond ,
Senior Bond , Reg S, 2.25% , 5/21/28 ................... Australia 1,640,000 AUD 1,038,811
Senior Bond , Reg S, 3.75% , 4/21/37 ................... Australia 220,000 AUD 135,731
Senior Bond , Reg S, 3% , 3/21/47 ...................... Australia 310,000 AUD 153,289
b
Austria Government Bond ,
Senior Bond , 144A, Reg S, 0.5% , 2/20/29 ............... Austria 630,000 EUR 687,007
Senior Bond , 144A, Reg S, 1.5% , 2/20/47 ............... Austria 360,000 EUR 291,870
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 200,000 209,227
b
Belgium Government Bond ,
Senior Bond , 144A, Reg S, 1% , 6/22/26 ................. Belgium 740,000 EUR 847,867
Senior Bond , 144A, Reg S, 0.1% , 6/22/30 ............... Belgium 1,500,000 EUR 1,551,949
Senior Bond , 144A, Reg S, 3.1% , 6/22/35 ............... Belgium 1,200,000 EUR 1,374,781
Senior Bond , 144A, Reg S, 4.25% , 3/28/41 .............. Belgium 630,000 EUR 778,545
b
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 225,000 EUR 242,921
Brazil Government Bond ,
Senior Bond , 3.875% , 6/12/30 ........................ Brazil 400,000 384,560
Senior Bond , 6% , 10/20/33 ........................... Brazil 200,000 205,000
b
Bulgaria Government Bond ,
Senior Bond , Reg S, 5% , 3/05/37 ...................... Bulgaria 88,000 88,522
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 110,000 EUR 131,398
b
Bundesobligation , Reg S, 2.5% , 10/11/29 ................. Germany 900,000 EUR 1,051,721
b
Bundesrepublik Deutschland Bundesanleihe , Reg S, 2.6% ,
8/15/34 ......................................... Germany 900,000 EUR 1,040,802
Chile Government Bond , Senior Bond , 5.65% , 1/13/37 .......
Chile 320,000 339,584
Colombia Government Bond ,
Senior Bond , 3.125% , 4/15/31 ........................ Colombia 200,000 175,920
Senior Bond , 7.5% , 2/02/34 .......................... Colombia 390,000 414,550
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 300,000 265,894
b
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 6.33% ,
1/13/35 ......................................... Chile 200,000 213,880
Denmark Government Bond ,
0.5% , 11/15/27 .................................... Denmark 1,550,000 DKK 233,463
4.5% , 11/15/39 .................................... Denmark 650,000 DKK 121,350
b
Dominican Republic Government Bond ,
Senior Bond , 144A, 6.95% , 3/15/37 .................... Dominican
Republic 250,000 267,037
Senior Bond , Reg S, 5.95% , 1/25/27 ................... Dominican
Republic 241,000 244,808
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 260,000 264,459
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 70,000 62,837
b
Finland Government Bond , Senior Bond , 144A, Reg S, 1.125% ,
4/15/34 ......................................... Finland 370,000 EUR 371,175
b
France Government Bond ,
144A, Reg S, 0.5% , 5/25/26 .......................... France 230,000 EUR 262,879
144A, Reg S, 2.75% , 10/25/27 ........................ France 1,440,000 EUR 1,679,753
144A, Reg S, 2.75% , 2/25/29 ......................... France 1,500,000 EUR 1,749,481

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
France Government Bond, (continued)
144A, Reg S, 0.5% , 5/25/29 .......................... France 830,000 EUR $ 895,033
144A, Reg S, 11/25/30 .............................. France 560,000 EUR 565,326
144A, Reg S, 3% , 5/25/33 ........................... France 620,000 EUR 710,980
144A, Reg S, 3% , 11/25/34 .......................... France 1,750,000 EUR 1,972,073
144A, Reg S, 4.5% , 4/25/41 .......................... France 780,000 EUR 968,477
144A, Reg S, 3.25% , 5/25/45 ......................... France 140,000 EUR 145,165
144A, Reg S, 4% , 4/25/55 ........................... France 480,000 EUR 530,355
b
Guatemala Government Bond ,
Senior Bond , Reg S, 6.6% , 6/13/36 .................... Guatemala 200,000 216,000
Senior Note , 144A, 7.05% , 10/04/32 .................... Guatemala 400,000 443,250
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 260,000 266,069
b
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 500,000 502,336
b
Ireland Government Bond ,
Reg S, 1.1% , 5/15/29 ............................... Ireland 260,000 EUR 288,662
Reg S, 2% , 2/18/45 ................................ Ireland 110,000 EUR 102,332
b
Italy Buoni Poliennali del Tesoro ,
Senior Bond , 144A, Reg S, 1.65% , 3/01/32 .............. Italy 1,730,000 EUR 1,859,358
Senior Bond , 144A, Reg S, 4% , 2/01/37 ................. Italy 450,000 EUR 546,139
Senior Bond , 144A, Reg S, 3.1% , 3/01/40 ............... Italy 100,000 EUR 107,535
Senior Bond , 144A, Reg S, 4.75% , 9/01/44 .............. Italy 500,000 EUR 639,871
Senior Bond , 144A, Reg S, 1.7% , 9/01/51 ............... Italy 280,000 EUR 201,119
Senior Bond , Reg S, 6.5% , 11/01/27 ................... Italy 1,520,000 EUR 1,901,235
Senior Note , Reg S, 3.5% , 1/15/26 ..................... Italy 580,000 EUR 670,504
Senior Note , Reg S, 2.95% , 7/01/30 .................... Italy 1,000,000 EUR 1,170,356
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 340,000 331,547
Japan Government Bond ,
0.1% , 3/20/27 .................................... Japan 600,000,000 JPY 3,855,883
2.3% , 6/20/27 .................................... Japan 205,000,000 JPY 1,361,185
2.2% , 3/20/31 .................................... Japan 845,000,000 JPY 5,759,136
0.4% , 3/20/36 .................................... Japan 435,000,000 JPY 2,473,196
2.3% , 3/20/40 .................................... Japan 310,000,000 JPY 2,048,122
0.3% , 6/20/46 .................................... Japan 171,000,000 JPY 697,622
0.8% , 3/20/47 .................................... Japan 93,000,000 JPY 418,399
2.2% , 3/20/51 .................................... Japan 212,000,000 JPY 1,181,123
2.1% , 9/20/54 .................................... Japan 90,000,000 JPY 474,759
0.5% , 3/20/60 .................................... Japan 102,000,000 JPY 307,049
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 260,000 257,304
Malaysia Government Bond , 3.582% , 7/15/32 ..............
Malaysia 2,280,000 MYR 548,579
Mexican Bonos Desarr Fixed Rate , M , 7.75% , 5/29/31 ........
Mexico 10,900,000
f
MXN 572,545
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 450,000 403,335
b
Netherlands Government Bond ,
144A, Reg S, 0.5% , 7/15/26 .......................... Netherlands 300,000 EUR 342,471
144A, Reg S, 0.25% , 7/15/29 ......................... Netherlands 290,000 EUR 311,448
144A, Reg S, 3.75% , 1/15/42 ......................... Netherlands 410,000 EUR 508,900
New Zealand Government Bond , 3% , 4/20/29 ..............
New Zealand 380,000 NZD 217,160
b
Norway Government Bond , Senior Bond , 144A, Reg S, 1.75% ,
2/17/27 ......................................... Norway 1,880,000 NOK 180,735
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 420,000 465,990
b
Paraguay Government Bond ,
Senior Bond , Reg S, 4.7% , 3/27/27 .................... Paraguay 200,000 201,428
Senior Bond , Reg S, 4.95% , 4/28/31 ................... Paraguay 370,000 376,053
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 580,000 537,544

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 260,000 $ 267,111
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 145,000 144,966
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 360,000 383,743
Poland Government Bond , 5.75% , 4/25/29 ................
Poland 1,480,000 PLN 418,080
b
Portugal Obrigacoes do Tesouro OT , Senior Bond , 144A, Reg S,
0.3% , 10/17/31 ................................... Portugal 320,000 EUR 324,467
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 270,000 263,312
b
Romania Government Bond ,
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 250,000 EUR 284,250
Senior Note , 144A, 3% , 2/27/27 ....................... Romania 390,000 383,066
South Africa Government Bond , Senior Bond , 4.85% , 9/27/27 ..
South Africa 400,000 404,989
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 250,000 252,743
b
Spain Bonos Y Obligaciones del Estado ,
Senior Bond , 144A, Reg S, 1.95% , 4/30/26 .............. Spain 850,000 EUR 979,410
Senior Bond , 144A, Reg S, 2.9% , 10/31/46 .............. Spain 210,000 EUR 212,639
b
Spain Government Bond ,
144A, Reg S, 5.15% , 10/31/28 ........................ Spain 800,000 EUR 999,979
Senior Bond , 144A, Reg S, 3.55% , 10/31/33 ............. Spain 1,010,000 EUR 1,216,259
Senior Bond , 144A, Reg S, 5.15% , 10/31/44 ............. Spain 410,000 EUR 565,553
Senior Bond , 144A, Reg S, 1% , 10/31/50 ................ Spain 50,000 EUR 31,672
b
Sweden Government Bond ,
Reg S, 1% , 11/12/26 ............................... Sweden 6,950,000 SEK 724,813
Reg S, 3.5% , 3/30/39 ............................... Sweden 660,000 SEK 75,533
b
Switzerland Government Bond ,
Reg S, 4% , 4/08/28 ................................ Switzerland 540,000 CHF 739,049
Reg S, 1.5% , 4/30/42 ............................... Switzerland 290,000 CHF 429,466
Thailand Government Bond ,
Senior Bond , 2% , 12/17/31 ........................... Thailand 15,700,000 THB 498,231
Senior Bond , 2.41% , 3/17/35 ......................... Thailand 15,500,000 THB 508,321
Turkiye Government Bond , Senior Bond , 5.95% , 1/15/31 ......
Turkiye 380,000 380,519
b
United Kingdom Gilt ,
Reg S, 6% , 12/07/28 ............................... United Kingdom 420,000 GBP 588,938
Reg S, 3.5% , 7/22/68 ............................... United Kingdom 610,000 GBP 580,000
Uruguay Government Bond ,
Senior Bond , 4.375% , 1/23/31 ........................ Uruguay 100,000 101,260
g
Senior Bond , PIK, 7.875% , 1/15/33 .................... Uruguay 475,000 571,691
b
Uzbekistan Government Bond , Senior Note , 144A, 6.9% , 2/28/32 Uzbekistan 240,000 260,750
Total Foreign Government and Agency Securities (Cost $ 73,006,334 ) ............
68,005,569
Asset-Backed Securities 5.6%
Capital Markets 0.2%
b ,h
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.355% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 512,000 514,328
Financial Services 5.4%
b ,h
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.207% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 350,000 350,966
b ,h
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.31% , ( 3-month
SOFR + 1.44% ), 7/21/37 . ............................ United States 250,000 250,619
b ,h
Apex Credit CLO Ltd. , 2024-2A , A , 144A, FRN , 5.378% , ( 3-month
SOFR + 1.52% ), 7/25/37 . ............................ United States 250,000 250,798
b ,h
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 5.007% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 250,237

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,h
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 5.085% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 260,000 $ 260,256
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A,
6.93% , 10/28/60 . .................................. United States 139,137 143,111
b ,h
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.284% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 250,000 250,820
b ,h
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.514% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 150,000 150,721
h
Carrington Mortgage Loan Trust , 2006-NC2 , A4 , FRN , 4.586% ,
( 1-month SOFR + 0.594% ), 6/25/36 . ................... United States 95,061 91,966
b ,h
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.333% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 175,000 175,199
b ,h
CIFC Funding Ltd. ,
2021-4A , AR , 144A, FRN , 5.22% , ( 3-month SOFR + 1.36% ),
7/23/37 ......................................... United States 250,000 250,694
2021-7A , AR , 144A, FRN , 4.95% , ( 3-month SOFR + 1.09% ),
1/23/35 ......................................... United States 909,000 909,652
b ,e
Compass Datacenters Issuer II LLC , 2025-2A , A1 , 144A, 4.926% ,
11/25/50 . ........................................ United States 458,000 459,577
b ,h
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.364% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 251,144
b ,h
Elevation CLO Ltd. ,
2018-10A , AR , 144A, FRN , 4.804% , ( 3-month SOFR + 0.92% ),
10/20/31 ........................................ United States 49,828 49,883
2021-13A , A1R , 144A, FRN , 4.965% , ( 3-month SOFR +
1.06% ), 7/15/34 ................................... United States 250,000 250,147
b ,h
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.404% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 300,000 301,350
b ,h
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.25% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 250,000 250,711
b ,h
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.404% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 225,000 225,895
b ,h
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.264% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 250,000 250,715
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 136,731 137,030
b ,h
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.384% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 250,000 251,212
i
GSAA Home Equity Trust , 2006-15 , AF3A , FRN , 5.882% , 9/25/36 . United States 827,955 261,185
b ,h
ICG US CLO Ltd. , 2017-1A , ARR , 144A, FRN , 5.291% , ( 3-month
SOFR + 1.432% ), 7/28/34 . ........................... United States 500,000 500,244
b ,h
J.P. Morgan Mortgage Trust , 2023-HE2 , A1 , 144A, FRN , 5.884% ,
( 30-day SOFR Average + 1.7% ), 3/20/54 . ................ United States 196,254 197,142
b ,h
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.257% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 300,000 300,878
b ,h
Neuberger Berman Loan Advisers CLO 25 Ltd. , 2017-25A , AR2 ,
144A, FRN , 5.284% , ( 3-month SOFR + 1.4% ), 7/18/38 . ..... United States 250,000 250,690
b ,h
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 5.062% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 380,000 380,376
h
NovaStar Mortgage Funding Trust , 2006-5 , A2C , FRN , 4.446% ,
( 1-month SOFR + 0.454% ), 11/25/36 . ................... United States 947,192 295,023
b ,h
Oaktree CLO Ltd. ,
2019-4A , ARR , 144A, FRN , 5.394% , ( 3-month SOFR + 1.51% ),
7/20/37 ......................................... United States 250,000 250,801
2021-1A , A1R , 144A, FRN , 5.255% , ( 3-month SOFR + 1.35% ),
1/15/38 ......................................... United States 250,000 250,496
b ,h
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.344% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 427,000 428,949
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 250,000 250,869

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,h
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.765% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 217,348 $ 217,956
h
Renaissance Home Equity Loan Trust , 2003-4 , A1 , FRN , 5.146% ,
( 1-month SOFR + 1.154% ), 3/25/34 . ................... United States 113,787 104,912
b ,h
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.295% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,686
b ,h
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.805% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 309,482 309,654
b ,h
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 5.533% ,
( 30-day SOFR Average + 1.35% ), 7/25/65 . ............... United States 103,424 103,517
b ,h
Trinitas CLO XVI Ltd. , 2021-16A , A1R , 144A, FRN , 5.014% ,
( 3-month SOFR + 1.13% ), 7/20/34 . .................... United States 540,000 540,545
b ,h
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.426% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 87,674 87,743
h
WaMu Asset-Backed Certificates Trust , 2006-HE2 , A3 , FRN ,
4.406% , ( 1-month SOFR + 0.414% ), 5/25/36 . ............. United States 434,597 344,325
b ,h
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.365% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 400,000 400,700
11,489,394
a a a a a a
Total Asset-Backed Securities (Cost $ 12,351,408 ) .............................
12,003,722
Commercial Mortgage-Backed Securities 4.6%
Financial Services 4.6%
b ,h
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 5.431% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 189,754 189,917
i ,j
BANK ,
2019-BN20 , XA , IO, FRN , 0.806% , 9/15/62 .............. United States 8,777,361 234,240
2020-BN30 , XA , IO, FRN , 1.261% , 12/15/53 ............. United States 6,881,413 332,540
Barclays Commercial Mortgage Trust , 2019-C3 , B , 4.096% ,
5/15/52 ......................................... United States 246,000 231,972
i ,j
BBCMS Mortgage Trust , 2020-C8 , XA , IO, FRN , 1.804% ,
10/15/53 ........................................ United States 4,537,180 284,164
i
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 323,000 306,941
i
CFCRE Commercial Mortgage Trust ,
b
2011-C2 , E , 144A, FRN , 5.249% , 12/15/47 ............... United States 230,000 217,671
2017-C8 , B , FRN , 4.199% , 6/15/50 .................... United States 210,000 203,298
i
Citigroup Commercial Mortgage Trust , 2016-P6 , A5 , FRN , 3.72% ,
12/10/49 ........................................ United States 238,000 232,918
i
COMM Mortgage Trust ,
2013-CR13 , C , FRN , 4.944% , 11/10/46 ................. United States 18,474 18,218
b
2013-CR13 , D , 144A, FRN , 4.944% , 11/10/46 ............ United States 280,000 158,206
2014-CR14 , C , FRN , 3.554% , 2/10/47 .................. United States 52,000 50,102
2014-CR17 , C , FRN , 4.781% , 5/10/47 .................. United States 459,000 424,354
2014-UBS6 , C , FRN , 4.409% , 12/10/47 ................. United States 43,072 42,655
2015-LC19 , C , FRN , 4.064% , 2/10/48 .................. United States 219,671 212,191
b ,i ,j
Credit Suisse Commercial Mortgage Trust ,
2006-C4 , AX , IO, 144A, FRN , 0.877% , 9/15/39 ............ United States 286 2
2007-C2 , AX , IO, 144A, FRN , 0.029% , 1/15/49 ............ United States 615,331 133
CSAIL Commercial Mortgage Trust ,
i
2015-C1 , C , FRN , 3.83% , 4/15/50 ..................... United States 371,000 338,660
i
2015-C2 , B , FRN , 4.208% , 6/15/57 .................... United States 177,376 171,336
2016-C6 , AS , 3.346% , 1/15/49 ........................ United States 254,000 249,973
i
CSMC Trust , 2016-NXSR , AS , FRN , 4.049% , 12/15/49 ....... United States 267,000 261,256
b ,i
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.351% ,
8/10/44 ......................................... United States 568,458 550,320

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b ,h
FNMA Multi-family Connecticut Avenue Securities Trust , 2019-01 ,
M10 , 144A, FRN , 7.547% , ( 30-day SOFR Average + 3.364% ),
10/25/49 ........................................ United States 394,855 $ 401,420
b ,i
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2012-
LC9 , D , 144A, FRN , 3.57% , 12/15/47 ................... United States 441,000 419,963
i
JPMBB Commercial Mortgage Securities Trust ,
j
2014-C22 , XA , IO, FRN , 0.4% , 9/15/47 ................. United States 507,244 5
2014-C23 , B , FRN , 4.537% , 9/15/47 ................... United States 188,000 182,538
j
2015-C33 , XA , IO, FRN , 0.852% , 12/15/48 ............... United States 874,656 9
i ,j
JPMCC Commercial Mortgage Securities Trust , 2019-COR5 , XA ,
IO, FRN , 1.435% , 6/13/52 ........................... United States 7,391,612 275,964
i
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10 , B , FRN , 3.953% , 7/15/46 ................... United States 485,091 460,841
b
2013-C9 , D , 144A, FRN , 3.797% , 5/15/46 ............... United States 274,000 251,578
2015-C22 , C , FRN , 3.97% , 4/15/48 .................... United States 659,000 583,899
2015-C24 , C , FRN , 4.011% , 5/15/48 ................... United States 137,531 136,937
i
Morgan Stanley Capital I Trust , 2015-UBS8 , B , FRN , 4.315% ,
12/15/48 ........................................ United States 203,000 195,808
b ,h
SHRN Trust , 2025-MF18 , A , 144A, FRN , 5.3% , ( 1-month SOFR +
1.2% ), 10/15/40 ................................... United States 320,000 320,416
i ,j
UBS Commercial Mortgage Trust , 2017-C7 , XA , IO, FRN , 0.97% ,
12/15/50 ........................................ United States 5,265,505 90,174
Wells Fargo Commercial Mortgage Trust ,
2015-C31 , AS , 4.049% , 11/15/48 ...................... United States 93,263 93,000
2016-BNK1 , AS , 2.814% , 8/15/49 ...................... United States 707,000 678,169
i,j
2016-LC25 , XA , IO, FRN , 0.813% , 12/15/59 .............. United States 3,609,241 19,786
2017-RC1 , AS , 3.844% , 1/15/60 ....................... United States 182,000 178,957
2017-RC1 , C , 4.591% , 1/15/60 ........................ United States 199,000 190,090
i,j
2019-C52 , XA , IO, FRN , 1.564% , 8/15/52 ................ United States 3,023,418 138,554
i
2020-C57 , C , FRN , 4.023% , 8/15/53 ................... United States 167,000 152,848
i
WFRBS Commercial Mortgage Trust ,
2013-C11 , C , FRN , 4.01% , 3/15/45 .................... United States 295,000 284,909
j
2013-C14 , XA , IO, FRN , 0.329% , 6/15/46 ................ United States 159,970 2
9,766,934
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 10,063,483 ) ..............
9,766,934
Mortgage-Backed Securities 19.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.0%
FHLMC Pool, 30 Year , 3.5%, 4/01/52 ..................... United States 861,036 800,929
FHLMC Pool, 30 Year , 6%, 9/01/53 ...................... United States 1,336,409 1,379,486
2,180,415
Federal National Mortgage Association (FNMA) Fixed Rate 14.2%
FNMA, 20 Year , 1.5%, 11/01/41 ......................... United States 502,299 426,032
FNMA, 30 Year , 3.5%, 11/01/51 ......................... United States 812,540 751,327
FNMA, 30 Year , 6%, 9/01/54 ........................... United States 1,045,688 1,070,484
k
Uniform Mortgage-Backed Securities , 2% , TBA, 11/25/55 ..... United States 5,000,000 4,056,081
k
Uniform Mortgage-Backed Securities , 2.5% , TBA, 11/25/55 .... United States 5,000,000 4,245,895
k
Uniform Mortgage-Backed Securities , 3% , TBA, 11/25/55 ..... United States 2,000,000 1,772,500
k
Uniform Mortgage-Backed Securities , 3.5% , TBA, 11/25/55 .... United States 1,000,000 922,096
k
Uniform Mortgage-Backed Securities , 4% , TBA, 11/25/55 ..... United States 3,910,000 3,710,363
k
Uniform Mortgage-Backed Securities , 5.5% , TBA, 11/25/55 .... United States 6,000,000 6,062,717
k
Uniform Mortgage-Backed Securities , 6% , TBA, 11/25/55 ..... United States 2,000,000 2,045,426

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
k
Uniform Mortgage-Backed Securities , 6.5% , TBA, 11/25/55 .... United States 5,000,000 $ 5,178,205
30,241,126
Government National Mortgage Association (GNMA) Fixed Rate 4.7%
k
GNMA II, Single-family, 30 Year , 3%, 11/15/55 .............. United States 1,000,000 898,750
GNMA II, Single-family, 30 Year , 4%, 2/20/48 ............... United States 1,614,628 1,554,436
k
GNMA II, Single-family, 30 Year , 4%, 11/15/55 .............. United States 1,000,000 945,945
k
GNMA II, Single-family, 30 Year , 4.5%, 11/15/55 ............ United States 3,000,000 2,928,431
k
GNMA II, Single-family, 30 Year , 5.5%, 11/15/55 ............ United States 2,000,000 2,016,806
GNMA II, Single-family, 30 Year , 6%, 11/20/53 .............. United States 1,603,136 1,666,436
10,010,804
Total Mortgage-Backed Securities (Cost $ 42,069,415 ) ..........................
42,432,345
Residential Mortgage-Backed Securities 8.2%
Financial Services 8.2%
b
A&D Mortgage Trust , 2023-NQM5 , A1 , 144A, 7.049% , 11/25/68 . United States 623,390 632,292
h
Alternative Loan Trust ,
2006-OA10 , 1A1 , FRN , 5.069% , ( 12-month average of 1-year
CMT + 0.96% ), 8/25/46 ............................. United States 88,822 81,968
2006-OA10 , 4A1 , FRN , 4.486% , ( 1-month SOFR + 0.494% ),
8/25/46 ......................................... United States 229,025 201,449
2006-OA19 , A1 , FRN , 4.326% , ( 1-month SOFR + 0.294% ),
2/20/47 ......................................... United States 123,140 101,039
2006-OA7 , 1A2 , FRN , 5.049% , ( 12-month average of 1-year
CMT + 0.94% ), 6/25/46 ............................. United States 164,342 164,183
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 271,798 271,529
b ,i
Arroyo Mortgage Trust , 2019-3 , A3 , 144A, FRN , 3.416% ,
10/25/48 ........................................ United States 48,201 46,469
h
BankUnited Trust , 2005-1 , 1A1 , FRN , 4.706% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 49,295 47,116
b
BRAVO Residential Funding Trust , 2024-NQM2 , A1 , 144A,
6.285% , 2/25/64 ................................... United States 145,450 146,711
b ,h
Chase Home Lending Mortgage Trust ,
2025-10 , A11 , 144A, FRN , 5.483% , ( 30-day SOFR Average +
1.3% ), 7/25/56 .................................... United States 100,218 100,324
2025-7 , A11 , 144A, FRN , 5.583% , ( 30-day SOFR Average +
1.4% ), 5/25/56 .................................... United States 106,545 106,917
b ,h
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.286% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 139,839 127,234
b
COLT Mortgage Loan Trust ,
i
2020-2 , A2 , 144A, FRN , 3.094% , 3/25/65 ................ United States 88,520 88,211
2023-3 , A1 , 144A, 7.18% , 9/25/68 ..................... United States 615,324 623,400
b
Cross Mortgage Trust ,
2024-H1 , A1 , 144A, 6.085% , 12/25/68 .................. United States 257,107 259,371
2024-H3 , A1 , 144A, 6.272% , 6/25/69 ................... United States 246,949 249,999
2024-H4 , A1 , 144A, 6.147% , 7/25/69 ................... United States 531,429 537,769
b ,i
FHLMC Seasoned Credit Risk Transfer Trust , 2017-2 , M1 , 144A,
FRN , 4% , 8/25/56 ................................. United States 30,711 30,616
b ,h
FHLMC STACR REMIC Trust ,
2021-DNA5 , M2 , 144A, FRN , 5.833% , ( 30-day SOFR Average
+ 1.65% ), 1/25/34 ................................. United States 51,781 51,902
2021-DNA6 , M2 , 144A, FRN , 5.683% , ( 30-day SOFR Average
+ 1.5% ), 10/25/41 ................................. United States 312,977 314,346
2021-DNA7 , M2 , 144A, FRN , 5.983% , ( 30-day SOFR Average
+ 1.8% ), 11/25/41 .................................. United States 889,000 896,988

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,h
FHLMC STACR REMIC Trust, (continued)
2022-DNA2 , M1A , 144A, FRN , 5.483% , ( 30-day SOFR Average
+ 1.3% ), 2/25/42 .................................. United States 61,772 $ 61,876
2022-DNA3 , M1B , 144A, FRN , 7.083% , ( 30-day SOFR Average
+ 2.9% ), 4/25/42 .................................. United States 30,000 31,169
2022-DNA5 , M1A , 144A, FRN , 7.133% , ( 30-day SOFR Average
+ 2.95% ), 6/25/42 ................................. United States 240,308 244,852
2022-DNA6 , M1A , 144A, FRN , 6.333% , ( 30-day SOFR Average
+ 2.15% ), 9/25/42 ................................. United States 8,699 8,749
2022-DNA6 , M1B , 144A, FRN , 7.883% , ( 30-day SOFR Average
+ 3.7% ), 9/25/42 .................................. United States 24,000 25,174
2022-HQA1 , M1A , 144A, FRN , 6.283% , ( 30-day SOFR Average
+ 2.1% ), 3/25/42 .................................. United States 7,622 7,647
2023-DNA1 , M1A , 144A, FRN , 6.287% , ( 30-day SOFR Average
+ 2.1% ), 3/25/43 .................................. United States 145,675 147,844
2023-HQA2 , M1A , 144A, FRN , 6.183% , ( 30-day SOFR Average
+ 2% ), 6/25/43 .................................... United States 45,147 45,256
2023-HQA3 , A1 , 144A, FRN , 6.033% , ( 30-day SOFR Average +
1.85% ), 11/25/43 .................................. United States 128,597 129,898
2023-HQA3 , M1 , 144A, FRN , 6.033% , ( 30-day SOFR Average
+ 1.85% ), 11/25/43 ................................. United States 62,185 62,545
2024-DNA1 , A1 , 144A, FRN , 5.533% , ( 30-day SOFR Average +
1.35% ), 2/25/44 ................................... United States 145,900 146,702
2024-DNA2 , A1 , 144A, FRN , 5.433% , ( 30-day SOFR Average +
1.25% ), 5/25/44 ................................... United States 113,710 114,309
2025-DNA1 , A1 , 144A, FRN , 5.133% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 49,375 49,447
2025-DNA3 , M1 , 144A, FRN , 5.283% , ( 30-day SOFR Average
+ 1.1% ), 9/25/45 .................................. United States 370,169 370,639
h
FNMA Connecticut Avenue Securities Trust ,
2016-C01 , 1M2 , FRN , 11.047% , ( 30-day SOFR Average +
6.864% ), 8/25/28 .................................. United States 62,349 63,408
2016-C01 , 2M2 , FRN , 11.247% , ( 30-day SOFR Average +
7.064% ), 8/25/28 .................................. United States 34,396 34,988
2016-C02 , 1M2 , FRN , 10.297% , ( 30-day SOFR Average +
6.114% ), 9/25/28 .................................. United States 16,867 17,035
2016-C03 , 2M2 , FRN , 10.197% , ( 30-day SOFR Average +
6.014% ), 10/25/28 ................................. United States 15,120 15,292
2017-C02 , 2M2C , FRN , 7.947% , ( 30-day SOFR Average +
3.764% ), 9/25/29 .................................. United States 64,940 65,754
2017-C06 , 2M2 , FRN , 7.097% , ( 30-day SOFR Average +
2.914% ), 2/25/30 .................................. United States 87,670 89,137
2017-C06 , 2M2C , FRN , 7.097% , ( 30-day SOFR Average +
2.914% ), 2/25/30 .................................. United States 50,042 50,880
2018-C02 , 2M2 , FRN , 6.497% , ( 30-day SOFR Average +
2.314% ), 8/25/30 .................................. United States 11,494 11,670
b
2021-R03 , 1M2 , 144A, FRN , 5.833% , ( 30-day SOFR Average +
1.65% ), 12/25/41 .................................. United States 296,000 297,607
b
2022-R01 , 1M1 , 144A, FRN , 5.183% , ( 30-day SOFR Average +
1% ), 12/25/41 .................................... United States 23,165 23,167
b
2022-R02 , 2M1 , 144A, FRN , 5.383% , ( 30-day SOFR Average +
1.2% ), 1/25/42 .................................... United States 39,007 39,009
b
2022-R02 , 2M2 , 144A, FRN , 7.183% , ( 30-day SOFR Average +
3% ), 1/25/42 ..................................... United States 427,000 436,667
b
2022-R03 , 1M2 , 144A, FRN , 7.683% , ( 30-day SOFR Average +
3.5% ), 3/25/42 .................................... United States 127,000 131,287
b
2022-R04 , 1M2 , 144A, FRN , 7.283% , ( 30-day SOFR Average +
3.1% ), 3/25/42 .................................... United States 120,000 123,424

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
h
FNMA Connecticut Avenue Securities Trust, (continued)
b
2022-R09 , 2M1 , 144A, FRN , 6.683% , ( 30-day SOFR Average +
2.5% ), 9/25/42 .................................... United States 53,046 $ 53,753
b
2023-R01 , 1M1 , 144A, FRN , 6.583% , ( 30-day SOFR Average +
2.4% ), 12/25/42 ................................... United States 41,011 41,913
b
2023-R02 , 1M1 , 144A, FRN , 6.483% , ( 30-day SOFR Average +
2.3% ), 1/25/43 .................................... United States 80,864 82,571
b
2023-R06 , 1M1 , 144A, FRN , 5.883% , ( 30-day SOFR Average +
1.7% ), 7/25/43 .................................... United States 37,662 37,812
b
2023-R07 , 2M1 , 144A, FRN , 6.133% , ( 30-day SOFR Average +
1.95% ), 9/25/43 ................................... United States 30,617 30,825
b
2024-R02 , 1M1 , 144A, FRN , 5.283% , ( 30-day SOFR Average +
1.1% ), 2/25/44 .................................... United States 6,559 6,566
b
2024-R03 , 2M1 , 144A, FRN , 5.333% , ( 30-day SOFR Average +
1.15% ), 3/25/44 ................................... United States 34,154 34,164
b
2024-R04 , 1M1 , 144A, FRN , 5.283% , ( 30-day SOFR Average +
1.1% ), 5/25/44 .................................... United States 57,787 57,822
b
2024-R05 , 2M1 , 144A, FRN , 5.183% , ( 30-day SOFR Average +
1% ), 7/25/44 ..................................... United States 13,501 13,500
b
2024-R06 , 1A1 , 144A, FRN , 5.333% , ( 30-day SOFR Average +
1.15% ), 9/25/44 ................................... United States 293,775 294,931
b
2024-R06 , 1M1 , 144A, FRN , 5.233% , ( 30-day SOFR Average +
1.05% ), 9/25/44 ................................... United States 32,432 32,439
b
2025-R01 , 1A1 , 144A, FRN , 5.133% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 84,254 84,350
b
2025-R01 , 1M1 , 144A, FRN , 5.283% , ( 30-day SOFR Average +
1.1% ), 1/25/45 .................................... United States 82,555 82,680
b
2025-R02 , 1A1 , 144A, FRN , 5.183% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 138,359 138,693
b
2025-R02 , 1M1 , 144A, FRN , 5.333% , ( 30-day SOFR Average +
1.15% ), 2/25/45 ................................... United States 347,670 348,296
b
2025-R04 , 1A1 , 144A, FRN , 5.183% , ( 30-day SOFR Average +
1% ), 5/25/45 ..................................... United States 122,432 122,693
b
2025-R04 , 1M1 , 144A, FRN , 5.383% , ( 30-day SOFR Average +
1.2% ), 5/25/45 .................................... United States 326,371 327,137
b
2025-R06 , 1A1 , 144A, FRN , 5.083% , ( 30-day SOFR Average +
0.9% ), 9/25/45 .................................... United States 266,000 266,249
b
J.P. Morgan Mortgage Trust ,
2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ................. United States 538,192 543,246
h
2025-2 , A11 , 144A, FRN , 5.433% , ( 30-day SOFR Average +
1.25% ), 7/25/55 ................................... United States 582,692 582,337
b
Legacy Mortgage Asset Trust , 2021-GS3 , A1 , 144A, 5.75% ,
7/25/61 ......................................... United States 197,200 197,325
b
MFA Trust ,
2023-INV2 , A1 , 144A, 6.775% , 10/25/58 ................. United States 798,877 806,398
2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ................ United States 139,787 140,277
b ,i
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.29% , 8/26/47 ............................... United States 32,821 32,866
b
Morgan Stanley Residential Mortgage Loan Trust ,
h
2024-3 , AF , 144A, FRN , 5.533% , ( 30-day SOFR Average +
1.35% ), 7/25/54 ................................... United States 131,401 131,289
2024-NQM2 , A1 , 144A, 6.386% , 5/25/69 ................ United States 256,081 259,139
b ,h
New Residential Mortgage Loan Trust , 2018-4A , A1M , 144A,
FRN , 5.006% , ( 1-month SOFR + 1.014% ), 1/25/48 ......... United States 26,690 26,312
b
OBX Trust ,
2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ................ United States 284,259 288,039
h
2025-J2 , AF , 144A, FRN , 5.483% , ( 30-day SOFR Average +
1.3% ), 9/25/55 .................................... United States 140,339 140,416

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b ,i
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 60,245 $ 58,931
b ,h
Radnor Re Ltd. , 2024-1 , M1A , 144A, FRN , 6.183% , ( 30-day
SOFR Average + 2% ), 9/25/34 ........................ United States 29,194 29,214
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL4 , A1 , 144A,
7.5% , 2/25/30 .................................... United States 812,000 816,646
b ,h
Station Place Securitization Trust ,
2025-1 , A , 144A, FRN , 4.915% , ( 1-month SOFR + 0.9% ),
7/23/26 ......................................... United States 752,000 763,504
2025-3 , A , 144A, FRN , 4.915% , ( 1-month SOFR + 0.9% ),
9/23/26 ......................................... United States 760,000 762,507
2025-7 , A , 144A, FRN , 4.891% , ( 1-month SOFR + 0.9% ),
11/24/26 ........................................ United States 750,000 751,822
h
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 4.956% , ( 1-month SOFR + 0.964% ), 5/25/47 ......... United States 270,452 224,697
b
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 472,122 475,328
b ,i
Vista Point Securitization Trust , 2020-2 , A2 , 144A, FRN , 1.986% ,
4/25/65 ......................................... United States 33,436 32,409
h
WaMu Mortgage Pass-Through Certificates Trust ,
2005-AR1 , A1B , FRN , 4.886% , ( 1-month SOFR + 0.894% ),
1/25/45 ......................................... United States 80,825 78,558
2005-AR13 , A1C3 , FRN , 5.086% , ( 1-month SOFR + 1.094% ),
10/25/45 ........................................ United States 72,263 69,977
2005-AR2 , 2A1B , FRN , 4.846% , ( 1-month SOFR + 0.854% ),
1/25/45 ......................................... United States 73,997 74,326
2005-AR9 , A1C3 , FRN , 5.066% , ( 1-month SOFR + 1.074% ),
7/25/45 ......................................... United States 143,195 141,653
17,408,875
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 17,209,746 ) ...............
17,408,875
Agency Commercial Mortgage-Backed Securities 5.2%
Financial Services 5.2%
FHLMC ,
h
406 , F30 , FRN , 5.333% , ( 30-day SOFR Average + 1.15% ),
10/25/53 ........................................ United States 217,738 219,031
j
5077 , GI , IO, 3.5% , 2/25/51 .......................... United States 2,866,534 536,398
j
5116 , BI , IO, 4% , 1/25/50 ............................ United States 3,961,924 816,311
i ,j
FHLMC, Multi-family Structured Pass-Through Certificates ,
K098 , X1 , IO, FRN , 1.136% , 8/25/29 ................... United States 2,726,223 99,838
K113 , XAM , IO, FRN , 1.583% , 6/25/30 .................. United States 2,243,000 145,158
FNMA ,
h,j
2019-42 , SA , IO, FRN , 1.753% , ( 30-day SOFR Average +
5.936% ), 8/25/49 .................................. United States 2,283,680 275,296
j
2021-14 , CI , IO, 4.5% , 11/25/49 ....................... United States 4,308,815 970,632
j
2022-13 , CI , IO, 3% , 12/25/51 ........................ United States 3,989,296 641,917
j
2023-49 , IA , IO, 3% , 8/25/46 ......................... United States 361,787 46,378
h
2024-103 , FB , FRN , 5.133% , ( 30-day SOFR Average + 0.95% ),
1/25/55 ......................................... United States 930,046 931,948
h
2024-105 , FC , FRN , 5.183% , ( 30-day SOFR Average + 1% ),
1/25/55 ......................................... United States 958,472 961,678
j
GNMA ,
h
2010-171 , SB , IO, FRN , 2.304% , ( 1-month SOFR + 6.336% ),
12/16/40 ........................................ United States 279,966 34,320
2014-102 , IG , IO, 3.5% , 3/16/41 ....................... United States 58,351 960
2014-76 , IO, 5% , 5/20/44 ............................ United States 170,216 35,497

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
GNMA, (continued)
i
2014-H12 , BI , IO, FRN , 1.555% , 5/20/64 ................ United States 774,644 $ 27,943
i
2014-H21 , AI , IO, FRN , 1.672% , 10/20/64 ............... United States 645,703 25,011
i
2015-H25 , AI , IO, FRN , 1.629% , 9/20/65 ................ United States 605,127 8,978
i
2015-H26 , DI , IO, FRN , 2.07% , 10/20/65 ................ United States 460,502 22,768
i
2015-H26 , EI , IO, FRN , 1.753% , 10/20/65 ............... United States 592,756 19,711
2016-75 , LI , IO, 6% , 1/20/40 ......................... United States 302,348 42,772
i
2016-H23 , NI , IO, FRN , 2.132% , 10/20/66 ............... United States 853,129 40,236
i
2017-H02 , BI , IO, FRN , 2.275% , 1/20/67 ................ United States 823,787 31,928
i
2017-H04 , BI , IO, FRN , 2.437% , 2/20/67 ................ United States 870,386 39,194
i
2017-H19 , MI , IO, FRN , 2.069% , 4/20/67 ................ United States 575,114 22,213
i
2020-190 , IO, FRN , 1.06% , 11/16/62 ................... United States 3,537,593 274,541
2021-117 , MI , IO, 3.5% , 5/20/42 ....................... United States 2,787,936 441,482
i
2021-17 , IO, FRN , 1.053% , 1/16/61 .................... United States 2,238,252 178,655
2021-182 , TI , IO, 3.5% , 10/20/51 ...................... United States 2,622,155 500,460
i
2021-189 , IO, FRN , 0.882% , 6/16/61 ................... United States 4,742,565 301,522
2021-214 , AI , IO, 4% , 12/20/51 ....................... United States 2,950,136 582,648
2021-97 , NI , IO, 2.5% , 8/20/49 ........................ United States 7,261,370 850,066
2022-160 , IB , IO, 4.5% , 2/20/50 ....................... United States 4,960,305 1,042,976
2024-186 , IO, 3% , 9/20/51 ........................... United States 3,238,371 490,145
2024-4 , GI , IO, 5% , 2/20/53 .......................... United States 1,728,851 421,168
11,079,779
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 10,607,467 ) .......
11,079,779
Total Long Term Investments (Cost $ 243,569,590 ) .............................
239,981,161
a
Short Term Investments 2.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.6%
l,m
U.S. Treasury Bills , 3 .61% , 1/20/26 ...................... United States 1,300,000 1,289,519
Total U.S. Government and Agency Securities (Cost $ 1,288,971 ) ................
1,289,519
Shares
Management Investment Companies 1.9%
a,n
Putnam Short Term Investment Fund , Class P , 4.371% ....... United States 4,110,047 4,110,047
Total Management Investment Companies (Cost $ 4,110,047 ) ...................
4,110,047
Total Short Term Investments (Cost $ 5,399,018 ) ...............................
5,399,566
a
Total Investments (Cost $ 248,968,608 ) 115.1% ................................
$245,380,727
TBA Sale Commitments (4.7) % ..............................................
(9,935,890)
Other Assets, less Liabilities (10.4) % ........................................
(22,232,830)
Net Assets 100.0% .........................................................
$213,212,007
a a a

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
a a
Country
Principal
Amount
*
a Value
o
TBA Sale Commitments (4.7)%
Mortgage-Backed Securities (4.7)%
Federal National Mortgage Association (FNMA) Fixed Rate (3.7)%
Uniform Mortgage-Backed Securities ,
4.5% , TBA, 11/25/55 ............................... United States (3,000,000) $ (2,924,567)
5% , TBA, 11/25/55 ................................. United States (5,000,000) (4,975,607)
(7,900,174)
Government National Mortgage Association (GNMA) Fixed Rate (1.0)%
GNMA II, Single-family, 30 Year , 6% , 11/15/55 .............. United States (2,000,000) (2,035,716)
Total TBA Sale Commitments (Proceeds $ (9,928,711) ) .........................
$(9,935,890)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3 ( g ) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $93,941,686, representing 44.1% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
f
Principal amount is stated in 100 Mexican Peso Units.
g
Income may be received in additional securities and/or cash.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
l
The rate shown represents the yield at period end.
m
A portion or all of the security has been segregated as collateral for certain derivative contracts. At October 31, 2025, the value of this security pledged amounted to
$1,076,253, representing 0.5% net assets.
n
The rate shown is the annualized seven-day effective yield at period end.
o
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( d ).

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At October 31, 2025 , the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At October 31, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1(e) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Australia 10 Year Bonds ....................... Long 1 $ 74,337 12/15/25 $ (67)
Australia 3 Year Bonds ........................ Long 1 69,829 12/15/25 (352)
Canada 10 Year Bonds ........................ Long 38 3,325,999 12/18/25 39,956
Euro-Bobl .................................. Long 5 681,562 12/08/25 1,963
Euro-Bund ................................. Long 9 1,342,272 12/08/25 12,564
Euro-Buxl .................................. Long 7 936,920 12/08/25 28,921
Euro-Schatz ................................ Long 9 1,110,832 12/08/25 (226)
Japan 10 Year Bonds ......................... Short 10 8,827,461 12/15/25 54,938
Long Gilt ................................... Long 37 4,550,578 12/29/25 161,522
U.S. Treasury 10 Year Notes .................... Long 32 3,605,500 12/19/25 13,707
U.S. Treasury 10 Year Ultra Notes ................ Long 8 923,875 12/19/25 9,967
U.S. Treasury 2 Year Notes ..................... Short 23 4,789,570 12/31/25 5,709
U.S. Treasury 5 Year Notes ..................... Long 44 4,805,281 12/31/25 (4,536)
U.S. Treasury Long Bonds ..................... Long 16 1,877,000 12/19/25 51,119
U.S. Treasury Ultra Bonds ...................... Long 14 1,697,938 12/19/25 67,949
Total Futures Contracts ...................................................................... $443,134
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chinese Yuan ...... HSBK Sell 3,500,900 492,873 11/19/25 $ 866 $ —
Chinese Yuan ...... WPAC Buy 149,555,600 20,945,053 11/19/25 73,085 —
Chinese Yuan ...... WPAC Sell 73,330,700 10,269,863 11/19/25 — (35,835)
Indonesian Rupiah .. GSCO Buy 20,189,807,400 1,237,674 11/19/25 518 (24,058)
Indonesian Rupiah .. GSCO Sell 20,189,807,400 1,225,379 11/19/25 12,260 (1,016)
Japanese Yen ...... BOFA Buy 31,341,400 214,610 11/19/25 — (10,929)
Japanese Yen ...... BZWS Buy 93,793,400 641,361 11/19/25 — (31,820)
Japanese Yen ...... BZWS Sell 65,882,900 453,060 11/19/25 24,903 —
Japanese Yen ...... CITI Buy 63,334,700 433,771 11/19/25 — (22,174)
Japanese Yen ...... GSCO Buy 16,414,500 112,390 11/19/25 — (5,716)
Japanese Yen ...... HSBK Buy 26,565,000 181,965 11/19/25 — (9,325)
Japanese Yen ...... HSBK Sell 48,121,100 329,619 11/19/25 16,892 —
Japanese Yen ...... JPHQ Sell 734,318,400 5,027,850 11/19/25 255,690 —
Japanese Yen ...... MSCO Buy 29,592,800 202,707 11/19/25 — (10,390)
Japanese Yen ...... MSCO Sell 636,780,400 4,361,856 11/19/25 223,572 —
Japanese Yen ...... SSBT Sell 15,470,400 105,935 11/19/25 5,397 —
Japanese Yen ...... TDOM Buy 35,866,900 245,610 11/19/25 — (12,519)
Japanese Yen ...... TDOM Sell 37,300,500 255,427 11/19/25 13,020 —
Japanese Yen ...... UBSW Buy 4,651,300 31,848 11/19/25 — (1,620)
Singapore Dollar .... HSBK Buy 591,200 463,512 11/19/25 — (8,748)
Singapore Dollar .... HSBK Sell 278,700 218,506 11/19/25 4,124 —
South Korean Won .. GSCO Buy 419,556,300 305,806 11/19/25 — (12,042)

Putnam Global Income Trust
Schedule of Investments
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Annual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
South Korean Won .. GSCO Sell 419,556,300 293,255 11/19/25 $ — $ (509)
South Korean Won .. JPHQ Buy 4,573,964,600 3,285,371 11/19/25 2,545 (85,336)
South Korean Won .. JPHQ Sell 4,573,964,600 3,242,918 11/19/25 45,149 (4,810)
Thai Baht ......... SSBT Buy 5,427,800 167,933 11/19/25 136 —
Thai Baht ......... SSBT Sell 21,991,400 680,399 11/19/25 — (553)
British Pound ...... HSBK Buy 5,200,900 7,068,512 12/17/25 — (235,721)
British Pound ...... HSBK Sell 3,343,900 4,544,674 12/17/25 151,555 —
Czech Koruna ...... HSBK Buy 7,216,000 349,402 12/17/25 — (7,227)
Czech Koruna ...... HSBK Sell 2,795,900 135,379 12/17/25 2,800 —
Danish Krone ...... MSCO Buy 562,400 89,131 12/17/25 — (2,072)
Danish Krone ...... MSCO Sell 1,366,700 216,600 12/17/25 5,036 —
Euro ............. HSBK Buy 16,102,100 19,032,488 12/17/25 — (426,181)
Euro ............. HSBK Sell 22,999,900 27,185,605 12/17/25 608,748 —
Euro ............. UBSW Buy 145,500 169,331 12/17/25 — (1,203)
Hungarian Forint .... BOFA Buy 33,688,000 101,139 12/17/25 — (1,287)
Hungarian Forint .... BOFA Sell 17,449,200 52,386 12/17/25 667 —
Norwegian Krone ... MSCO Sell 5,574,400 566,242 12/17/25 15,946 —
Polish Zloty ........ MSCO Buy 147,300 40,685 12/17/25 — (814)
Polish Zloty ........ MSCO Sell 911,300 251,703 12/17/25 5,036 —
Romanian New Leu . HSBK Buy 687,600 158,859 12/17/25 — (3,344)
Romanian New Leu . HSBK Sell 342,900 79,222 12/17/25 1,667 —
Swedish Krona ..... MSCO Sell 6,652,900 720,470 12/17/25 18,336 —
Swiss Franc ....... UBSW Buy 656,400 834,701 12/17/25 — (14,810)
Swiss Franc ....... UBSW Sell 483,300 614,581 12/17/25 10,904 —
Australian Dollar .... BOFA Buy 237,900 156,284 1/21/26 — (512)
Australian Dollar .... BOFA Sell 639,600 420,172 1/21/26 1,376 —
Australian Dollar .... CITI Buy 79,300 52,101 1/21/26 — (177)
Australian Dollar .... GSCO Buy 32,700 21,487 1/21/26 — (76)
Australian Dollar .... JPHQ Buy 96,900 63,677 1/21/26 — (229)
Australian Dollar .... MSCO Buy 75,100 49,348 1/21/26 — (174)
Australian Dollar .... MSCO Sell 301,100 197,851 1/21/26 698 —
Australian Dollar .... SSBT Buy 282,400 185,608 1/21/26 — (698)
Australian Dollar .... SSBT Sell 1,161,900 763,660 1/21/26 2,873 —
Australian Dollar .... TDOM Buy 11,500 7,558 1/21/26 — (28)
Australian Dollar .... UBSW Buy 447,100 293,833 1/21/26 — (1,082)
Australian Dollar .... WPAC Buy 298,800 196,359 1/21/26 — (712)
Australian Dollar .... WPAC Sell 197,000 129,461 1/21/26 469 —
Canadian Dollar .... BOFA Buy 167,700 120,244 1/21/26 — (190)
Canadian Dollar .... BOFA Sell 1,869,600 1,340,542 1/21/26 2,117 —
Canadian Dollar .... BZWS Sell 304,700 218,461 1/21/26 330 —
Canadian Dollar .... CITI Buy 525,000 376,356 1/21/26 — (514)
Canadian Dollar .... CITI Sell 1,065,900 764,110 1/21/26 1,044 —
Canadian Dollar .... HSBK Buy 5,369,500 3,849,049 1/21/26 — (5,085)
Canadian Dollar .... JPHQ Buy 18,900 13,549 1/21/26 — (19)
Canadian Dollar .... MSCO Sell 216,800 155,399 1/21/26 194 —
Canadian Dollar .... SSBT Buy 161,700 115,901 1/21/26 — (142)
Canadian Dollar .... SSBT Sell 508,300 364,331 1/21/26 445 —
Canadian Dollar .... TDOM Buy 146,400 104,942 1/21/26 — (136)
Canadian Dollar .... UBSW Buy 676,900 485,218 1/21/26 — (633)
Israeli New Shekel .. BOFA Sell 225,800 69,416 1/21/26 86 —
Israeli New Shekel .. SSBT Buy 605,900 186,279 1/21/26 — (244)
Israeli New Shekel .. SSBT Sell 217,200 66,776 1/21/26 87 —
Mexican Peso ...... BOFA Sell 3,509,400 188,734 1/21/26 1,419 —
Mexican Peso ...... HSBK Buy 395,400 21,257 1/21/26 — (153)
Mexican Peso ...... MSCO Sell 1,995,800 107,304 1/21/26 778 —
Mexican Peso ...... TDOM Buy 2,680,100 144,076 1/21/26 — (1,025)
Mexican Peso ...... UBSW Buy 1,767,000 95,005 1/21/26 — (690)

franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Global Income Trust
Schedule of Investments
At October 31, 2025, the Fund had the following forward premium swap options contracts outstanding. See Note 1(e).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
New Zealand Dollar . BOFA Sell 199,900 115,490 1/21/26 $ 707 $ —
New Zealand Dollar . MSCO Sell 335,300 193,751 1/21/26 1,221 —
New Zealand Dollar . SSBT Sell 200,300 115,741 1/21/26 728 —
New Zealand Dollar . UBSW Sell 37,300 21,554 1/21/26 136 —
New Zealand Dollar . WPAC Sell 97,200 56,174 1/21/26 362 —
Indonesian Rupiah .. GSCO Buy 13,374,158,000 800,675 2/13/26 1,333 —
Indonesian Rupiah .. GSCO Sell 6,815,649,400 408,035 2/13/26 — (679)
South Korean Won .. GSCO Buy 419,556,300 294,407 2/13/26 510 —
South Korean Won .. JPHQ Buy 2,991,339,800 2,097,934 2/13/26 4,753 —
South Korean Won .. JPHQ Sell 1,582,624,800 1,109,952 2/13/26 — (2,515)
Total Forward Exchange Contracts ................................................... $1,520,518 $(985,772)
Net unrealized appreciation (depreciation) ............................................ $534,746
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 31,100,000 $ 129,065 $ 6,261
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 46,650,000 (102,630) 54,872
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 2,565,500 125,453 (54,602)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 2,565,500 131,353 (94,147)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 658,500 37,897 (1,582)
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 658,500 37,897 (22,780)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 175,900 21,935 829
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 175,900 21,935 (2,905)
(4%)/1-day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 5,584,100 63,100 (62,731)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 729,800 26,492 (20,423)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 65,400 8,191 (692)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 65,400 8,191 (1,263)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 2,033,100 118,530 (82,725)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 1,458,600 90,476 184,183
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 1,458,600 90,476 (87,378)
2.452%/6-month EURIBOR/Feb-48/
(Purchased) JPHQ 1/31/28 / 2.452% EUR 1,131,300 88,330 (54,470)
(2.452%)/6-month EURIBOR/Feb-48/
(Purchased) JPHQ 1/31/28 / 2.452% EUR 1,131,300 88,330 53,927
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 1,958,200 48,952 (18,500)
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 1,958,200 38,868 (28,969)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 261,200 9,989 31,841
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 261,200 9,989 (8,292)
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 117,800 14,124 (3,042)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 117,800 14,124 (71)

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At October 31, 2025 , the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 1,685,000 $ 134,324 $ 24,634
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,008,800 36,518 (14,312)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 975,900 51,763 66,545
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 975,900 51,763 (32,084)
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 1,140,000 69,163 46,120
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 1,140,000 69,164 (39,920)
Unrealized appreciation 469,212
Unrealized (depreciation) (630,888)
Total $(161,676)
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BBB-.7 (3.00)% Monthly MLCO 1/17/47 16,000 $ 919 $ 1,311 $ (392)
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BBB-.7 3.00% Monthly JPHQ 1/17/47 16,000 (919) (3,756) 2,837
Investment
Grade
Total OTC Swap Contracts .............................................. $— $(2,445) $2,445
Total Credit Default Swap Contracts .................................... $— $ (2,445) $2,445
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

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The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Global Income Trust
Schedule of Investments
At October 31, 2025 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 25,621,000 $ (57,296) $ (36,213) $ (21,083)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 3.23% .... Quarterly 9/17/27 2,295,000 AUD 8,339 1,922 6,417
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.13% .... Annual 12/17/27 2,167,000 8,726 7,757 969
Receive Fixed 3.28% .. Quarterly
Pay Floating 3-month
AUD BBR ......... Quarterly 12/17/27 1,981,000 AUD (6,098) 265 (6,363)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SONIA ........... Annual 12/17/27 1,759,000 GBP 5,659 (1,858) 7,517
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.08% .... Annual 12/17/27 2,341,000 EUR 1,359 2,568 (1,209)
Receive Fixed 1.65% .. Quarterly
Pay Floating 1-week
CNY-Fixing Repo Rate Quarterly 9/16/30 192,710,000 CNY 131,350 (10,945) 142,295
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.63% .... Annual 9/17/30 24,397,000 (240,484) (78,781) (161,703)
Receive Fixed 2.18% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/30 1,355,000 EUR (9,966) (3,872) (6,094)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 3.73% .... Semi-Annual 9/17/30 2,352,000 AUD 13,865 (8,424) 22,289
Receive Fixed 4.166% . Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 7/15/35 4,965,000 AUD (35,579) — (35,579)
Receive Fixed 3.833% . Annual
Pay Floating 1-day
SOFR ............ Annual 9/10/35 1,448,800 19,208 — 19,208
Receive Fixed 2.53% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/35 7,376,000 EUR (70,828) (15,426) (55,402)
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 2,162,000 37,481 60,212 (22,731)

Putnam Global Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.23% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/35 773,000 AUD $ (3,329) $ 2,729 $ (6,058)
Receive Fixed 0.45% .. Annual
Pay Floating 1-day
SARON .......... Annual 12/17/35 1,612,000 CHF 4,663 (3,618) 8,281
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 2.93% .... Semi-Annual 12/17/35 2,284,000 CAD (9,320) (5,975) (3,345)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.53% .... Annual 12/17/35 610,000 7,295 4,626 2,669
Receive Fixed 2.63% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 12/17/35 1,824,000 EUR 2,995 3,166 (171)
Receive Fixed 2.65% .. Quarterly
Pay Floating 3-month
CD_KSDA ......... Quarterly 12/17/35 3,919,000,000 KRW (65,644) 6,584 (72,228)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 3.9% ..... Semi-Annual 12/17/35 2,164,000 NZD (22,326) (3,332) (18,994)
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 2.6% ..... Annual 12/17/35 17,077,000 SEK 16,243 5,891 10,352
Receive Fixed 4.08% .. Annual
Pay Floating 1-day
SONIA ........... Annual 12/17/35 2,716,000 GBP 44,125 (1,708) 45,833
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.18% .... Semi-Annual 12/17/35 1,101,000 AUD 9,997 7,388 2,609
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 3.85% .... Annual 12/17/35 21,002,000 NOK 24,543 15,077 9,466
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.377% ... Semi-Annual 7/02/45 93,000 AUD 1,889 — 1,889
Receive Fixed 2.58% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/55 541,000 EUR (39,457) (7,158) (32,299)
Receive Fixed 3.18% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 9/17/55 868,000 CAD (343) (980) 637
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 946,000 13,103 1,181 11,922
Receive Fixed 4.48% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/55 808,000 AUD (10,254) 3,922 (14,176)

franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Global Income Trust
Schedule of Investments
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.58% .. Annual
Pay Floating 1-day
SONIA ........... Annual 9/17/55 372,000 GBP $ 16,015 $ 3,188 $ 12,827
Total Interest Rate Swap Contracts ................................. $(204,069) $ (51,814) $(152,255)
*
In U.S. dollars unless otherwise indicated.
See Note  7  regarding other derivative information.
See A bbreviations on page 59 .

Putnam Global Income Trust
Financial Statements
Statement of Assets and Liabilities
October 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Global
Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $239,456,837
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 9,511,771
Value - Unaffiliated issuers .................................................................. $235,822,351
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 9,558,376
Cash .................................................................................... 579,219
Foreign currency, at value (cost $74,332) ......................................................... 65,268
Receivables:
Investment securities sold ................................................................... 211,921
Receivable for sales of TBA securities (Note 1 d ) .................................................. 9,928,711
Capital shares sold ........................................................................ 222,310
Dividends and interest ..................................................................... 1,905,765
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 942,269
Variation margin on centrally cleared swap contracts ............................................... 22,532
OTC swap contracts (upfront payments ) .......................................................... 1,311
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,520,518
Unrealized appreciation on forward premium swap option contracts ..................................... 469,212
Unrealized appreciation on OTC swap contracts .................................................... 2,837
Prepaid expenses .......................................................................... 95,859
Total assets .......................................................................... 261,348,459
Liabilities:
Payables:
Investment securities purchased .............................................................. 868,032
Payable for purchases of TBA securities (Note 1 d ) ................................................ 34,710,291
Capital shares redeemed ................................................................... 112,718
Management fees ......................................................................... 48,549
Administrative fees ........................................................................ 622
Distribution fees .......................................................................... 16,612
Transfer agent fees ........................................................................ 76,686
Trustees' fees and expenses ................................................................. 76,203
Variation margin on futures contracts ........................................................... 8,554
Deposits from brokers for:
OTC derivative contracts .................................................................. 490,000
OTC swap contracts (upfront receipts ) ........................................................... 3,756
Unrealized depreciation on OTC swap contracts .................................................... 392
Unrealized depreciation on OTC forward exchange contracts .......................................... 985,772
Unrealized depreciation on forward premium swap option contracts ..................................... 630,888
TBA sale commitments, at value (proceeds $9,928,711) (Note 1d) ...................................... 9,935,890
Accrued expenses and other liabilities ........................................................... 171,487
Total liabilities ......................................................................... 48,136,452
Net assets, at value ................................................................. $213,212,007
Net assets consist of:
Paid-in capital ............................................................................. $248,883,596
Total distributable earnings (losses) ............................................................. (35,671,589)
Net assets, at value ................................................................. $213,212,007

Putnam Global Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
October 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Global
Income Trust
Class A:
Net assets, at value ....................................................................... $68,938,778
Shares outstanding ........................................................................ 6,823,592
Net asset value per share
a,b
.................................................................. $10.10
Maximum offering price per share (net asset value per share ÷ 96.00%)
b
................................ $10.52
Class C:
Net assets, at value ....................................................................... $1,525,327
Shares outstanding ........................................................................ 151,798
Net asset value and maximum offering price per share
a,b
............................................ $10.05
Class R:
Net assets, at value ....................................................................... $1,053,296
Shares outstanding ........................................................................ 104,333
Net asset value and maximum offering price per share
b
............................................. $10.10
Class R5:
Net assets, at value ....................................................................... $54,617
Shares outstanding ........................................................................ 5,408
Net asset value and maximum offering price per share
b
............................................. $10.10
Class R6:
Net assets, at value ....................................................................... $14,495,523
Shares outstanding ........................................................................ 1,435,944
Net asset value and maximum offering price per share
b
............................................. $10.09
Class Y:
Net assets, at value ....................................................................... $127,144,466
Shares outstanding ........................................................................ 12,591,153
Net asset value and maximum offering price per share
b
............................................. $10.10
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Global Income Trust
Financial Statements
Statement of Operations
for the year ended October 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Global
Income Trust
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $526,132
Interest: (net of foreign taxes of $48,742)
Unaffiliated issuers ........................................................................ 9,134,888
Total investment income ................................................................... 9,661,020
Expenses:
Management fees (Note 3 a ) ................................................................... 1,121,376
Administrative fees (Note 3 b ) .................................................................. 3,921
Distribution fees: (Note 3c )
    Class A ................................................................................ 182,286
    Class C ................................................................................ 17,845
    Class R ................................................................................ 5,698
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 165,867
    Class C ................................................................................ 4,082
    Class R ................................................................................ 2,606
    Class R5 ............................................................................... 68
    Class R6 ............................................................................... 6,852
    Class Y ................................................................................ 284,512
Custodian fees (Note 4 ) ...................................................................... 37,570
Reports to shareholders fees .................................................................. 44,818
Registration and filing fees .................................................................... 93,638
Professional fees ........................................................................... 150,650
Trustees' fees and expenses (Not e 3f) ........................................................... 8,145
Other .................................................................................... 6,556
Total expenses ......................................................................... 2,136,490
Expense reductions (Note 4 ) ............................................................... (9,959)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (545,069)
Net expenses ......................................................................... 1,581,462
Net investment income ................................................................ 8,079,558

Putnam Global Income Trust
Financial Statements
Statement of Operations
(continued)
for the year ended October 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Global
Income Trust
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (942,197)
Foreign currency transactions ................................................................ 46,733
Forward exchange contracts ................................................................. (74,750)
Forward premium swap option contracts ........................................................ 99,438
Futures contracts ......................................................................... (457,212)
TBA sale commitments ..................................................................... 124,707
Swap contracts ........................................................................... 282,368
Net realized gain (loss) .................................................................. (920,913)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 4,361,054
Non-controlled affiliates (Note 3 g ) ........................................................... 46,605
Translation of other assets and liabilities denominated in foreign currencies .............................. (11,844)
Forward exchange contracts ................................................................. (131,076)
Forward premium swap option contracts ........................................................ (165,926)
Futures contracts ......................................................................... 930,452
TBA sale commitments ..................................................................... (233,446)
Swap contracts ........................................................................... (690,232)
Net change in unrealized appreciation (depreciation) ............................................ 4,105,587
Net realized and unrealized gain (loss) ............................................................ 3,184,674
Net increase (decrease) in net assets resulting from operations .......................................... $11,264,232

Putnam Global Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Global Income Trust
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $8,079,558 $7,511,726
Net realized gain (loss) ................................................. (920,913) (613,929)
Net change in unrealized appreciation (depreciation) ........................... 4,105,587 11,201,596
Net increase (decrease) in net assets resulting from operations ................ 11,264,232 18,099,393
Distributions to shareholders:
Class A ............................................................. (3,715,315) (2,174,749)
Class B ............................................................. — (401)
Class C ............................................................. (79,298) (39,267)
Class R ............................................................. (56,421) (32,216)
Class R5 ............................................................ (2,989) (1,592)
Class R6 ............................................................ (769,956) (644,452)
Class Y ............................................................. (6,677,582) (2,940,632)
Total distributions to shareholders .......................................... (11,301,561) (5,833,309)
Capital share transactions: (Note 2 )
Class A ............................................................. (6,759,197) (7,645,784)
Class B ............................................................. — (64,258)
Class C ............................................................. (407,490) 266,014
Class R ............................................................. (165,742) (111,688)
Class R5 ............................................................ 3,880 (10,894)
Class R6 ............................................................ (2,442,191) (6,832,480)
Class Y ............................................................. 7,355,270 58,150,227
Total capital share transactions ............................................ (2,415,470) 43,751,137
Net increase (decrease) in net assets ................................... (2,452,799) 56,017,221
Net assets:
Beginning of year ....................................................... 215,664,806 159,647,585
End of year ........................................................... $213,212,007 $215,664,806

Putnam Global Income Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Putnam Global Income Trust (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers six classes of shares: Class A, Class
C, Class R, Class R5, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the

Putnam Global Income Trust
Notes to Financial Statements

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investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Global Income Trust
Notes to Financial Statements

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Annual Report
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to interest
rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Global Income Trust
Notes to Financial Statements

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Annual Report
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 7 regarding other derivative information.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Global Income Trust
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At October 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,212,324 $12,201,914 1,488,918 $14,900,657
Shares issued in reinvestment of distributions .......... 349,001 3,483,953 203,069 2,038,429
Shares redeemed ............................... (2,232,585) (22,445,064) (2,452,627) (24,584,870)
Net increase (decrease) .......................... (671,260) $(6,759,197) (760,640) $(7,645,784)
Class B Shares:
*
Shares issued in reinvestment of distributions .......... — $— 40 $401
Shares redeemed ............................... — — (6,481) (64,659)
Net increase (decrease) .......................... — $— (6,441) $(64,258)
Class C Shares:
Shares sold ................................... 6,410 $64,247 61,984 $616,059
Shares issued in reinvestment of distributions .......... 7,993 79,266 3,891 38,883
Shares redeemed
a
.............................. (55,186) (551,003) (38,962) (388,928)
Net increase (decrease) .......................... (40,783) $(407,490) 26,913 $266,014
Class R Shares:
Shares sold ................................... 17,405 $173,851 13,145 $131,601
Shares issued in reinvestment of distributions .......... 5,661 56,421 3,211 32,215
Shares redeemed ............................... (39,643) (396,014) (27,528) (275,504)
Net increase (decrease) .......................... (16,577) $(165,742) (11,172) $(111,688)
Class R5 Shares:
Shares sold ................................... 2,851 $28,523 2,813 $28,263
Shares issued in reinvestment of distributions .......... 237 2,375 130 1,307
Shares redeemed ............................... (2,686) (27,018) (4,100) (40,464)
Net increase (decrease) .......................... 402 $3,880 (1,157) $(10,894)
Class R6 Shares:
Shares sold ................................... 639,386 $6,435,925 468,322 $4,681,880
Shares issued in reinvestment of distributions .......... 75,174 749,845 63,281 634,149
Shares redeemed ............................... (963,313) (9,627,961) (1,214,862) (12,148,509)
Net increase (decrease) .......................... (248,753) $(2,442,191) (683,259) $(6,832,480)
Class Y Shares:
Shares sold ................................... 2,589,837 $25,954,142 7,790,701 $77,861,847
Shares issued in reinvestment of distributions .......... 656,271 6,550,309 284,494 2,858,408
Shares redeemed ............................... (2,509,060) (25,149,181) (2,249,875) (22,570,028)
Net increase (decrease) .......................... 737,048 $7,355,270 5,825,320 $58,150,227
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Global Income Trust
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended October 31, 2025, the gross effective investment management fee rate was 0.523% of the Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.700% of the first $5 billion,
0.650% of the next $5 billion,
0.600% of the next $10 billion,
0.550% of the next $10 billion,
0.500% of the next $50 billion,
0.480% of the next $50 billion,
0.470% of the next $100 billion and
0.465% of any excess thereafter.

Putnam Global Income Trust
Notes to Financial Statements

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The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.12%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $2,852
CDSC retained .............................................................................. $25,075
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

Putnam Global Income Trust
Notes to Financial Statements

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Annual Report
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended October 31, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through February 28, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through
February 28, 2027, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management contract) would exceed an annual rate of 0.43% of the Fund’s average net assets.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s transfer agent and custodian fees, respectively. During the year ended October 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective March 10, 2025, earned credits on custodian fees, if any, are recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Global Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $— $5,401,724 $— $— $46,605 $5,448,329 217,238 $153,493
Putnam Short Term Investment
Fund, Class P, 4.371% ...... 25,806,699 53,758,564 (75,455,216) — — 4,110,047 4,110,047 372,639
Total Affiliated Securities ... $25,806,699 $59,160,288 $(75,455,216) $— $46,605 $9,558,376 $526,132
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Global Income Trust
Notes to Financial Statements

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Annual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2025, the capital loss carryforwards were as follows:
During the year ended October 31, 2025, the Fund utilized $1,148,170 of capital loss carryforwards.
The tax character of distributions paid during the years ended October 31, 2025 and 2024, was as follows:
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, wash sales and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2025, aggregated
$635,032,273 and $567,508,032, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 14,314,012
Long term ................................................................................ 14,929,100
Total capital loss carryforwards ............................................................... $29,243,112
2025 2024
Distributions paid from:
Ordinary income .......................................................... $11,301,561 $5,833,309
Cost of investments .......................................................................... $242,664,025
Unrealized appreciation ........................................................................ $7,877,051
Unrealized depreciation ........................................................................ (14,484,104)
Net unrealized appreciation (depreciation) .......................................................... $(6,607,053)
Distributable earnings:
Undistributed ordinary income ................................................................... $177,788

Putnam Global Income Trust
Notes to Financial Statements

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Annual Report
7. Other Derivative Information
At October 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended October 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Global Income Trust
Interest rate contracts .......
Variation margin on futures
contracts
$ 448,315
a
Variation margin on futures
contracts
$ 5,181
a
Variation margin on centrally
cleared swap contracts
305,180
a
Variation margin on centrally
cleared swap contracts
457,435
a
Unrealized appreciation on
forward premium swap option
contracts
469,212 Unrealized depreciation on
forward premium swap option
contracts
630,888
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
1,520,518 Unrealized depreciation on OTC
forward exchange contracts
985,772
Credit contracts ............
OTC swap contracts (upfront
payments)
1,311 OTC swap contracts (upfront
receipts)
3,756
Unrealized appreciation on OTC
swap contracts
2,837 Unrealized depreciation on OTC
swap contracts
392
Total .................... $2,747,373 $2,083,424
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Global Income Trust
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(457,212) Futures contracts $930,452
Swap contracts 258,033 Swap contracts (668,771)
Forward premium swap option
contracts 99,438
Forward premium swap option
contracts (165,926)
Foreign exchange contracts .....
Forward exchange contracts (74,750) Forward exchange contracts (131,076)
Credit contracts ...............
Swap contracts 24,335 Swap contracts (21,461)
Total ....................... $(150,156) $(56,782)

Putnam Global Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended October 31, 2025 , the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At October 31, 2025, the Fund's OTC derivative assets and liabilities are as follows:
Putnam Global
Income Trust
Futures contracts .......................................................................... $ 40,514,540
Swap contracts ............................................................................ 169,671,198
Forwards exchange contracts ................................................................. 131,939,397
Options .................................................................................. 119,439,257
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Global Income Trust
Forward Exchange Contracts ............................. $ 1,520,518 $ 985,772
Forward Premium Swap Option Contracts ................... 469,212 630,888
Swap Contracts ....................................... 4,148 4,148
Total ............................................. $1,993,878 $1,620,808
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
7. Other Derivative Information
(continued)

Putnam Global Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At October 31, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Putnam Global Income Trust
Counterparty
BNDP ................... $ 61,133 $ — $ — $ — $ 61,133
BOFA .................... 7,201 (7,201) — — —
BZWS ................... 25,233 (25,233) — — —
CITI ..................... 1,044 (1,044) — — —
DBAB ................... — — — — —
GSCO ................... 14,621 (14,621) — — —
HSBK ................... 786,652 (695,784) — — 90,868
JPHQ ................... 580,925 (294,274) — (240,000) 46,651
MCM .................... — — — — —
MLCO ................... 1,311 (392) — — 919
MSCO ................... 295,451 (13,450) — (250,000) 32,001
NATW ................... — — — — —
SSBT .................... 9,666 (1,637) — — 8,029
TDOM ................... 13,020 (13,020) — — —
UBSW ................... 123,705 (92,042) (31,663) — —
WPAC ................... 73,916 (36,547) — — 37,369
Total ................... $1,993,878 $(1,195,245) $(31,663) $(490,000) $276,970
$ 1
7. Other Derivative Information
(continued)

Putnam Global Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At October 31, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 59 .
8. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
b,c
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Global Income Trust
Counterparty
BNDP ................... $ — $ — $ — $ — $ —
BOFA .................... 188,934 (7,201) (150,775) — 30,958
BZWS ................... 31,820 (25,233) — — 6,587
CITI ..................... 106,019 (1,044) (104,975) — —
DBAB ................... 1,955 — (1,955) — —
GSCO ................... 126,821 (14,621) (111,097) — 1,103
HSBK ................... 695,784 (695,784) — — —
JPHQ ................... 294,274 (294,274) — — —
MCM .................... 3,113 — — — 3,113
MLCO ................... 392 (392) — — —
MSCO ................... 13,450 (13,450) — — —
NATW ................... 14,312 — — — 14,312
SSBT .................... 1,637 (1,637) — — —
TDOM ................... 13,708 (13,020) — — 688
UBSW ................... 92,042 (92,042) — — —
WPAC ................... 36,547 (36,547) — — —
Total ................... $1,620,808 $(1,195,245) $(368,802) $— $56,761
a
At October 31, 2025, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
I
n some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
c
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
7. Other Derivative Information
(continued)

Putnam Global Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Global Income Trust
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 5,448,329 $ — $ — $ 5,448,329
Corporate Bonds ........................ — 73,835,608 — 73,835,608
Foreign Government and Agency Securities .... — 68,005,569 — 68,005,569
Asset-Backed Securities ................... — 12,003,722 — 12,003,722
Commercial Mortgage-Backed Securities ...... — 9,766,934 — 9,766,934
Mortgage-Backed Securities ................ — 42,432,345 — 42,432,345
Residential Mortgage-Backed Securities ....... — 17,408,875 — 17,408,875
Agency Commercial Mortgage-Backed Securities — 11,079,779 — 11,079,779
Short Term Investments ................... 4,110,047 1,289,519 — 5,399,566
Total Investments in Securities ........... $9,558,376 $235,822,351 $— $245,380,727
8. Credit Facility
(continued)

Putnam Global Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam Global Income Trust (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,520,518 $— $1,520,518
Forward Premium Swap Option Contracts ..... — 469,212 — 469,212
Futures Contracts ....................... 448,315 — — 448,315
Swap Contracts ......................... — 308,017 — 308,017
Total Other Financial Instruments ......... $448,315 $2,297,747 $— $2,746,062
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 9,935,890 $ — $ 9,935,890
Forward Exchange Contracts ............... — 985,772 — 985,772
Forward Premium Swap Option Contracts ...... — 630,888 — 630,888
Futures Contracts ........................ 5,181 — — 5,181
Swap Contracts ......................... — 457,827 — 457,827
Total Other Financial Instruments ......... $5,181 $12,010,377 $— $12,015,558
a
For detailed categories, see the accompanying Schedule of Investments.
9. Fair Value Measurements
(continued)

Putnam Global Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
CNY
Chinese Yuan
DKK
Danish Krone
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
NZD
New Zealand Dollar
PLN
Polish Zloty
SEK
Swedish Krona
THB
Thai Baht
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
BBR
Bank of England Base Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.35%
1-day SARON ....................... (0.05)%
1-day SOFR ........................ 4.22%
1-day SONIA ........................ 3.97%
1-week CNY-Fixing Repo Rate .......... 1.50%
3-month AUD BBR ................... 3.64%
3-month CD_KSDA ................... 2.65%
3-month STIBOR .................... 1.94%
6-month AUD BBR ................... 3.88%
6-month EURIBOR ................... 2.14%
6-month NIBOR ..................... 4.35%

Putnam Global Income Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Putnam Global Income Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Global Income Trust (the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31,
2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Global Income Trust
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2025:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended October 31, 2025:
Pursuant to: Amount Reported
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $855
Section 163(j) Interest Earned §163(j) $7,749,312
Amount Reported
Foreign Source Income Earned $48,742

Putnam Global Income Trust

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Annual Report
Putnam Global Income Trust
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Putnam Global Income Trust

franklintempleton.com
Annual Report
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel.
Throughout this process, the Contract Committee was assisted by the Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. However, in the case of your fund, the second expense limitation applied during its fiscal year ending in 2024. The Advisor and PSERV have agreed to maintain these expense limitations until at least February 28, 2027. In addition, the Advisor contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that the total annual operating expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.43% of its average net assets through at least February 28, 2027. During its fiscal year ending in 2024, your fund’s expenses were reduced as a result of this expense limitation. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the
Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

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In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.

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For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Global Income Funds) for the one-year, three-year and five-year periods ended December 31, 2024
(the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 209, 200 and 188 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
One-year period Three-year period Five-year period
3
rd
3
rd
3
rd

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The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors,
LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38916-AFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Global Income Trust

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz

Principal Executive Officer

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz

Principal Executive Officer

Date:	December 29, 2025

By:	/s/ Jeffrey White

Jeffrey White

Principal Financial Officer

Date:	December 29, 2025